UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2013
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.9%
     7,861  Astronics Corp. (a)                $    234,415
    37,202  Kratos Defense & Security
               Solutions, Inc. (a)                  187,126
     6,774  LMI Aerospace, Inc. (a)                 140,832
                                               ------------
                                                    562,373
                                               ------------
            AIR FREIGHT & LOGISTICS -- 0.7%
    37,593  Air Transport Services Group,
               Inc. (a)                             219,167
     6,275  Park-Ohio Holdings Corp. (a)            207,891
                                               ------------
                                                    427,058
                                               ------------
            AIRLINES -- 0.8%
    36,750  Hawaiian Holdings, Inc. (a)             211,680
    28,438  Republic Airways Holdings,
               Inc. (a)                             328,175
                                               ------------
                                                    539,855
                                               ------------
            AUTO COMPONENTS -- 0.7%
    22,232  Spartan Motors, Inc.                    118,052
    16,547  Superior Industries International,
               Inc.                                 309,098
                                               ------------
                                                    427,150
                                               ------------
            BEVERAGES -- 0.0%
    39,387  Central European Distribution
               Corp. (a)                             13,195
                                               ------------
            BUILDING PRODUCTS -- 1.5%
    13,316  AAON, Inc.                              367,388
     6,958  American Woodmark Corp. (a)             236,781
    32,798  Griffon Corp.                           390,952
                                               ------------
                                                    995,121
                                               ------------
            CAPITAL MARKETS -- 3.1%
    14,564  Calamos Asset Management, Inc.,
               Class A                              171,418
     1,830  Diamond Hill Investment Group,
               Inc.                                 142,392
    21,181  Duff & Phelps Corp., Class A            328,517
    17,851  FXCM, Inc., Class A                     244,202
    23,301  HFF, Inc., Class A                      464,389
     9,704  Manning & Napier, Inc.                  160,504
    11,623  Piper Jaffray Cos., Inc. (a)            398,669
    20,239  SWS Group, Inc. (a)                     122,446
                                               ------------
                                                  2,032,537
                                               ------------
            CHEMICALS -- 2.8%
    12,571  Arabian American Development
               Co. (a)                              105,974
    30,432  Flotek Industries, Inc. (a)             497,563
     6,566  Hawkins, Inc.                           262,312
    18,420  Landec Corp. (a)                        266,537
    33,474  Omnova Solutions, Inc. (a)              256,746
    15,998  Zep, Inc.                               240,130


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            CHEMICALS (CONTINUED)
    19,637  Zoltek Cos., Inc. (a)              $    234,662
                                               ------------
                                                  1,863,924
                                               ------------
            COMMERCIAL BANKS -- 16.5%
     5,606  American National Bankshares, Inc.      120,865
    17,016  Ameris Bancorp (a)                      244,180
     8,591  Arrow Financial Corp.                   211,682
    24,407  Bancorp (The), Inc. (a)                 338,037
    12,487  Banner Corp.                            397,461
     8,050  Bryn Mawr Bank Corp.                    187,404
    21,593  Cardinal Financial Corp.                392,561
    11,143  City Holding Co.                        443,380
    25,015  CoBiz Financial, Inc.                   202,121
    13,611  Eagle Bancorp, Inc. (a)                 297,945
    11,838  Enterprise Financial Services
               Corp.                                169,757
     9,161  Financial Institutions, Inc.            182,854
    53,868  First Busey Corp.                       246,177
    16,286  First California Financial Group,
               Inc. (a)                             138,757
    10,905  First Community Bancshares, Inc.        172,844
     8,163  First Financial Corp.                   257,053
    11,807  First Financial Holdings, Inc.          247,475
     7,248  FNB United Corp. (a)                     70,740
    10,459  Heartland Financial USA, Inc.           264,299
    11,576  Hudson Valley Holding Corp.             172,598
    19,112  Lakeland Bancorp, Inc.                  188,253
    11,637  Lakeland Financial Corp.                310,592
     5,162  Mercantile Bank Corp.                    86,257
    11,919  MetroCorp Bancshares, Inc. (a)          120,263
    32,561  Oriental Financial Group, Inc.          505,021
     7,262  Peoples Bancorp, Inc.                   162,596
    17,990  Renasant Corp.                          402,616
     7,938  Republic Bancorp, Inc., Class A         179,716
    21,237  S&T Bancorp, Inc.                       393,734
     9,344  S.Y. Bancorp, Inc.                      210,240
    17,792  Sandy Spring Bancorp, Inc.              357,619
    11,818  Simmons First National Corp.,
               Class A                              299,232
    11,295  Southside Bancshares, Inc.              237,308
    13,115  Southwest Bancorp, Inc. (a)             164,724
    16,352  StellarOne Corp.                        264,085
    22,115  Sterling Bancorp                        224,688
     8,225  Tompkins Financial Corp.                347,753
    22,254  TowneBank                               333,142
     9,488  TriCo Bancshares                        162,245
    14,082  Union First Market Bankshares
               Corp.                                275,444
    18,316  Virginia Commerce Bancorp,
               Inc. (a)                             257,340
     9,946  Washington Trust Bancorp, Inc.          272,321
    44,311  Wilshire Bancorp, Inc. (a)              300,429
                                               ------------
                                                 10,813,808
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES --
               2.3%
    80,807  ACCO Brands Corp. (a)              $    539,791
     6,428  Intersections, Inc.                      60,487
     8,781  Multi-Color Corp.                       226,462
    10,916  Standard Parking Corp. (a)              225,961
    10,382  TMS International Corp.,
               Class A (a)                          137,042
    12,043  US Ecology, Inc.                        319,742
                                               ------------
                                                  1,509,485
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 2.1%
     8,559  Anaren, Inc. (a)                        165,959
    11,645  Black Box Corp.                         253,977
    22,568  CalAmp Corp. (a)                        247,571
    18,686  Digi International, Inc. (a)            166,866
    64,510  Extreme Networks, Inc. (a)              217,399
    29,068  Symmetricom, Inc. (a)                   131,969
    12,278  Telular Corp.                           123,517
     3,801  TESSCO Technologies, Inc.                82,253
                                               ------------
                                                  1,389,511
                                               ------------
            CONSTRUCTION & ENGINEERING -- 1.7%
     6,870  Argan, Inc.                             102,432
    13,928  Layne Christensen Co. (a)               297,781
     6,065  Michael Baker Corp.                     148,592
    14,766  MYR Group, Inc. (a)                     362,653
     6,703  Northwest Pipe Co. (a)                  187,550
                                               ------------
                                                  1,099,008
                                               ------------
            CONSTRUCTION MATERIALS -- 0.9%
    52,051  Headwaters, Inc. (a)                    567,356
                                               ------------
            CONTAINERS & PACKAGING -- 0.3%
     2,925  AEP Industries, Inc. (a)                210,044
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.5%
    21,303  Cbeyond, Inc. (a)                       158,281
    26,235  Consolidated Communications
               Holdings, Inc.                       460,424
     5,219  Hawaiian Telcom Holdco, Inc. (a)        120,402
    11,258  IDT Corp., Class B                      135,772
    35,461  InContact, Inc. (a)                     286,880
    21,639  Neutral Tandem, Inc.                     70,760
    31,381  Premiere Global Services, Inc. (a)      344,877
     8,242  Primus Telecommunications Group,
               Inc.                                  91,074
                                               ------------
                                                  1,668,470
                                               ------------
            ELECTRIC UTILITIES -- 0.4%
     9,254  Unitil Corp.                            260,315
                                               ------------
            ELECTRICAL EQUIPMENT -- 0.3%
    12,141  Global Power Equipment Group, Inc.      213,924
                                               ------------

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.0%
    10,121  Agilysys, Inc. (a)                 $    100,603
    10,223  Badger Meter, Inc.                      547,135
    14,057  Electro Rent Corp.                      260,617
    20,952  GSI Group, Inc. (a)                     178,720
    11,029  Measurement Specialties, Inc. (a)       438,623
    23,067  Mercury Systems, Inc. (a)               170,004
     8,484  Richardson Electronics Ltd.             100,620
    13,226  Zygo Corp. (a)                          195,877
                                               ------------
                                                  1,992,199
                                               ------------
            ENERGY EQUIPMENT & SERVICES --
               2.2%
    18,589  Matrix Service Co. (a)                  276,976
     8,621  Mitcham Industries, Inc. (a)            145,867
     8,809  Natural Gas Services Group,
               Inc. (a)                             169,661
    44,316  Pioneer Energy Services Corp. (a)       365,607
     6,160  RigNet, Inc. (a)                        153,631
    22,420  Tesco Corp. (a)                         300,204
                                               ------------
                                                  1,411,946
                                               ------------
            FOOD & STAPLES RETAILING -- 1.3%
     7,048  Chefs' Warehouse (The), Inc. (a)        130,177
     9,879  Ingles Markets, Inc., Class A           212,201
    19,895  Roundy's, Inc.                          130,710
    15,538  Spartan Stores, Inc.                    272,692
     4,032  Village Super Market, Inc.,
               Class A                              135,838
                                               ------------
                                                    881,618
                                               ------------
            FOOD PRODUCTS -- 0.6%
     9,111  Calavo Growers, Inc.                    262,215
     5,737  John B. Sanfilippo & Son, Inc.          114,625
                                               ------------
                                                    376,840
                                               ------------
            GAS UTILITIES -- 0.5%
     6,854  Chesapeake Utilities Corp.              336,189
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.2%
    24,985  AngioDynamics, Inc. (a)                 285,579
     8,092  Anika Therapeutics, Inc. (a)            117,496
    20,760  Invacare Corp.                          270,918
    21,397  Natus Medical, Inc. (a)                 287,576
     8,739  PhotoMedex, Inc. (a)                    140,610
    37,577  RTI Biologics, Inc. (a)                 148,053
    10,257  Vascular Solutions, Inc. (a)            166,368
                                               ------------
                                                  1,416,600
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.8%
     5,933  Almost Family, Inc.                     121,211
    14,081  Assisted Living Concepts, Inc.,
               Class A                              167,423
    20,434  Gentiva Health Services, Inc. (a)       221,096
    24,235  Healthways, Inc. (a)                    296,879

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
    38,060  Kindred Healthcare, Inc. (a)       $    400,772
    10,559  LHC Group, Inc. (a)                     226,913
    21,105  PharMerica Corp. (a)                    295,470
     9,142  Providence Service Corp. (a)            169,036
    14,318  Skilled Healthcare Group, Inc.,
               Class A (a)                           94,069
    13,551  Triple-S Management Corp.,
               Class B (a)                          236,058
     8,478  U.S. Physical Therapy, Inc.             227,634
                                               ------------
                                                  2,456,561
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
               5.3%
       861  Biglari Holdings, Inc. (a)              321,316
    12,835  Bravo Brio Restaurant Group,
               Inc. (a)                             203,178
    66,970  Denny's Corp. (a)                       386,417
     4,242  Einstein Noah Restaurant Group,
               Inc.                                  62,909
    55,246  Jamba, Inc. (a)                         157,451
    46,595  Krispy Kreme Doughnuts, Inc. (a)        672,832
    13,434  Marcus (The) Corp.                      167,791
    20,217  Multimedia Games Holding Co.,
               Inc. (a)                             421,929
     9,118  Red Robin Gourmet Burgers,
               Inc. (a)                             415,781
    41,431  Ruby Tuesday, Inc. (a)                  305,346
    25,378  Ruth's Hospitality Group, Inc. (a)      242,106
    15,496  Town Sports International
               Holdings, Inc.                       146,592
                                               ------------
                                                  3,503,648
                                               ------------
            HOUSEHOLD DURABLES -- 2.4%
    22,602  American Greetings Corp., Class A       363,892
     4,580  Cavco Industries, Inc. (a)              217,871
     4,096  Flexsteel Industries, Inc.              101,335
    72,400  Hovnanian Enterprises, Inc.,
               Class A (a)                          417,748
    14,779  Libbey, Inc. (a)                        285,678
    10,821  Skullcandy, Inc. (a)                     57,135
    16,627  Zagg, Inc. (a)                          121,044
                                               ------------
                                                  1,564,703
                                               ------------
            INSURANCE -- 1.4%
     6,282  American Safety Insurance Holdings
               Ltd. (a)                             156,799
    12,967  AMERISAFE, Inc.                         460,847
     1,610  National Western Life Insurance
               Co., Class A                         283,360
                                               ------------
                                                    901,006
                                               ------------
            INTERNET & CATALOG RETAIL -- 0.9%
    20,393  Nutrisystem, Inc.                       172,933
    15,760  Orbitz Worldwide, Inc. (a)               89,990
    10,136  Overstock.com, Inc. (a)                 124,875


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            INTERNET & CATALOG RETAIL
               (CONTINUED)
    14,289  PetMed Express, Inc.               $    191,687
                                               ------------
                                                    579,485
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               1.7%
    35,157  Dice Holdings, Inc. (a)                 356,140
    23,658  Perficient, Inc. (a)                    275,852
     5,158  Travelzoo, Inc. (a)                     110,227
    65,764  United Online, Inc.                     396,557
                                               ------------
                                                  1,138,776
                                               ------------
            IT SERVICES -- 1.5%
    10,190  Computer Task Group, Inc.               217,964
    47,576  Global Cash Access Holdings,
               Inc. (a)                             335,411
    19,164  Hackett Group (The), Inc.                87,579
    14,492  Virtusa Corp. (a)                       344,330
                                               ------------
                                                    985,284
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
               0.5%
    50,715  Callaway Golf Co.                       335,733
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.4%
    21,388  Cambrex Corp. (a)                       273,553
                                               ------------
            MACHINERY -- 5.0%
     6,496  Alamo Group, Inc.                       248,472
    19,219  Altra Holdings, Inc.                    523,141
    13,930  Columbus McKinnon Corp. (a)             268,153
     9,170  Dynamic Materials Corp.                 159,558
    44,502  Federal Signal Corp. (a)                362,246
    32,167  Flow International Corp. (a)            125,773
     8,560  FreightCar America, Inc.                186,779
     7,145  Graham Corp.                            176,768
    20,664  John Bean Technologies Corp.            428,778
     8,086  Kadant, Inc. (a)                        202,150
     6,811  L.B. Foster Co., Class A                301,659
    12,155  Lydall, Inc. (a)                        186,579
    12,176  NN, Inc. (a)                            115,185
                                               ------------
                                                  3,285,241
                                               ------------
            MEDIA -- 0.8%
    12,705  Carmike Cinemas, Inc. (a)               230,215
    13,838  Global Sources Ltd. (a)                 104,615
    25,277  Journal Communications, Inc.,
               Class A (a)                          169,861
                                               ------------
                                                    504,691
                                               ------------
            METALS & MINING -- 0.3%
     4,930  Universal Stainless & Alloy
               Products, Inc. (a)                   179,205
                                               ------------
            MULTILINE RETAIL -- 0.1%
     6,385  Gordmans Stores, Inc. (a)                74,768
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS --
               1.4%
     1,507  Adams Resources & Energy, Inc.     $     76,857
    15,137  Crimson Exploration, Inc. (a)            43,292
    39,375  Penn Virginia Corp.                     159,075
    28,326  Resolute Energy Corp. (a)               326,032
    41,325  VAALCO Energy, Inc. (a)                 313,657
                                               ------------
                                                    918,913
                                               ------------
            PAPER & FOREST PRODUCTS -- 1.1%
    11,330  Neenah Paper, Inc.                      348,511
    33,146  Wausau Paper Corp.                      357,314
                                               ------------
                                                    705,825
                                               ------------
            PERSONAL PRODUCTS -- 0.5%
     9,761  Medifast, Inc. (a)                      223,722
     6,532  Nature's Sunshine Products, Inc.         99,548
                                               ------------
                                                    323,270
                                               ------------
            PHARMACEUTICALS -- 1.1%
     7,921  Hi-Tech Pharmacal Co., Inc.             262,264
    12,440  Obagi Medical Products, Inc. (a)        245,690
     8,189  Pernix Therapeutics Holdings (a)         40,618
    36,705  SciClone Pharmaceuticals, Inc. (a)      168,843
                                               ------------
                                                    717,415
                                               ------------
            PROFESSIONAL SERVICES -- 2.6%
     4,508  Barrett Business Services, Inc.         237,391
    36,005  CBIZ, Inc. (a)                          229,712
     9,958  CDI Corp.                               171,278
    13,631  GP Strategies Corp. (a)                 325,236
    13,952  ICF International, Inc. (a)             379,494
    29,294  Resources Connection, Inc.              372,034
                                               ------------
                                                  1,715,145
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS --
               2.3%
    51,536  CapLease, Inc.                          328,284
    52,194  Kite Realty Group Trust                 351,788
    42,087  RAIT Financial Trust                    335,433
    46,710  Summit Hotel Properties, Inc.           489,054
                                               ------------
                                                  1,504,559
                                               ------------
            ROAD & RAIL -- 2.4%
    17,028  Arkansas Best Corp.                     198,887
    15,476  Celadon Group, Inc.                     322,829
    11,057  Marten Transport Ltd.                   222,578
    15,687  Quality Distribution, Inc. (a)          131,928
    11,461  Saia, Inc. (a)                          414,544
    47,974  Student Transportation, Inc.            306,554
                                               ------------
                                                  1,597,320
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.0%
    25,164  Advanced Energy Industries,
               Inc. (a)                             460,501
    19,992  Integrated Silicon Solution,
               Inc. (a)                             183,327


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    10,918  Intermolecular, Inc. (a)           $    111,363
    43,398  Photronics, Inc. (a)                    289,899
    23,138  Rudolph Technologies, Inc. (a)          272,566
                                               ------------
                                                  1,317,656
                                               ------------
            SOFTWARE -- 1.4%
    34,982  Actuate Corp. (a)                       209,892
    17,081  American Software, Inc., Class A        142,114
    22,840  EPIQ Systems, Inc.                      320,445
    12,191  Telenav, Inc. (a)                        78,632
    20,603  VASCO Data Security International,
               Inc. (a)                             173,889
                                               ------------
                                                    924,972
                                               ------------
            SPECIALTY RETAIL -- 3.6%
     5,731  America's Car-Mart, Inc. (a)            267,867
    12,133  Big 5 Sporting Goods Corp.              189,396
    10,816  Citi Trends, Inc. (a)                   110,648
     8,790  Destination Maternity Corp.             205,686
    30,203  Destination XL Group, Inc. (a)          153,733
    17,032  MarineMax, Inc. (a)                     231,465
    19,749  New York & Co., Inc. (a)                 80,773
    62,069  OfficeMax, Inc.                         720,621
    10,217  Shoe Carnival, Inc.                     208,836
    19,676  Stein Mart, Inc.                        164,885
                                               ------------
                                                  2,333,910
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 0.7%
    16,840  Maidenform Brands, Inc. (a)             295,205
     8,588  Perry Ellis International, Inc.         156,216
                                               ------------
                                                    451,421
                                               ------------
            THRIFTS & MORTGAGE FINANCE -- 5.3%
    17,966  Berkshire Hills Bancorp, Inc.           458,852
     7,698  Bofi Holding, Inc. (a)                  276,204
    20,666  Dime Community Bancshares, Inc.         296,764
     7,508  Federal Agricultural Mortgage
               Corp., Class C                       231,171
    13,968  Flagstar Bancorp, Inc. (a)              194,574
    20,748  Flushing Financial Corp.                351,471
     8,323  HomeStreet, Inc. (a)                    185,936
    12,145  OceanFirst Financial Corp.              175,131
    29,148  Provident New York Bancorp              264,372
    67,106  TrustCo Bank Corp.                      374,451
    13,069  United Financial Bancorp, Inc.          198,649
    12,118  Walker & Dunlop, Inc. (a)               217,760
     5,679  WSFS Financial Corp.                    276,227
                                               ------------
                                                  3,501,562
                                               ------------
            TOBACCO -- 0.4%
    58,853  Alliance One International,
               Inc. (a)                             228,938
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
               -- 2.2%
    18,350  Aceto Corp.                        $    203,135
    10,398  CAI International, Inc. (a)             299,670
    20,587  H&E Equipment Services, Inc.            419,975
    11,592  Houston Wire & Cable Co.                150,116
    14,583  SeaCube Container Leasing Ltd.          334,826
                                               ------------
                                                  1,407,722
                                               ------------
            WATER UTILITIES -- 0.7%
    11,255  Middlesex Water Co.                     219,698
     9,195  SJW Corp.                               243,667
                                               ------------
                                                    463,365
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.9%
    10,799  NTELOS Holdings Corp.                   138,335
    15,895  Shenandoah Telecommunications Co.       242,081
    15,674  USA Mobility, Inc.                      207,994
                                               ------------
                                                    588,410
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          65,491,583
            (Cost $57,593,730) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      9,520
                                               ------------
            NET ASSETS -- 100.0%               $ 65,501,103
                                               ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,418,260 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,520,407.

------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 65,491,583     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 4.1%
   128,969  Lockheed Martin Corp.              $ 12,448,088
    74,314  Northrop Grumman Corp.                5,213,127
   108,737  Raytheon Co.                          6,392,648
                                               ------------
                                                 24,053,863
                                               ------------
            CAPITAL MARKETS -- 0.2%
    34,738  Federated Investors, Inc., Class B      822,248
     7,141  Greenhill & Co., Inc.                   381,187
                                               ------------
                                                  1,203,435
                                               ------------
            CHEMICALS -- 0.1%
    25,111  Olin Corp.                              633,299
                                               ------------
            COMMERCIAL BANKS -- 0.5%
    15,226  Bank of Hawaii Corp.                    773,633
    13,592  Community Bank System, Inc.             402,731
     6,681  Park National Corp.                     466,267
    24,124  Trustmark Corp.                         603,341
    19,996  United Bankshares, Inc.                 532,094
                                               ------------
                                                  2,778,066
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               2.0%
    11,784  Deluxe Corp.                            487,858
    12,053  HNI Corp.                               427,761
   200,150  Pitney Bowes, Inc.                    2,974,229
   162,029  R.R. Donnelley & Sons Co.             1,952,449
   157,101  Waste Management, Inc.                6,159,930
                                               ------------
                                                 12,002,227
                                               ------------
            COMPUTERS & PERIPHERALS -- 0.9%
   140,092  Seagate Technology PLC                5,121,764
                                               ------------
            CONTAINERS & PACKAGING -- 0.4%
     9,082  Greif, Inc., Class A                    486,977
    21,072  Packaging Corp. of America              945,500
    34,431  Sonoco Products Co.                   1,204,741
                                               ------------
                                                  2,637,218
                                               ------------
            DIVERSIFIED CONSUMER SERVICES --
               0.5%
    80,781  H&R Block, Inc.                       2,376,577
     8,690  Strayer Education, Inc.                 420,422
                                               ------------
                                                  2,796,999
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 19.3%
 1,559,517  AT&T, Inc.                           57,218,679
 1,153,026  Verizon Communications, Inc.         56,671,228
                                               ------------
                                                113,889,907
                                               ------------
            ELECTRIC UTILITIES -- 19.9%
    13,131  ALLETE, Inc.                            643,682


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            ELECTRIC UTILITIES (CONTINUED)
   179,138  American Electric Power Co., Inc.  $  8,711,481
   288,256  Duke Energy Corp.                    20,924,503
    86,546  Entergy Corp.                         5,473,169
   524,654  Exelon Corp.                         18,090,070
   209,879  FirstEnergy Corp.                     8,856,894
    41,398  Hawaiian Electric Industries, Inc.    1,147,139
   140,712  NextEra Energy, Inc.                 10,930,508
   101,517  Northeast Utilities                   4,411,929
   113,471  Pepco Holdings, Inc.                  2,428,279
    39,008  Pinnacle West Capital Corp.           2,258,173
    25,049  Portland General Electric Co.           759,736
   255,688  PPL Corp.                             8,005,591
   348,883  Southern (The) Co.                   16,369,590
    20,860  UIL Holdings Corp.                      825,847
    13,921  UNS Energy Corp.                        681,294
    49,162  Westar Energy, Inc.                   1,631,195
   169,307  Xcel Energy, Inc.                     5,028,418
                                               ------------
                                                117,177,498
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.2%
    48,782  Molex, Inc., Class A                  1,176,622
                                               ------------
            FOOD & STAPLES RETAILING -- 1.1%
   186,785  Sysco Corp.                           6,569,228
                                               ------------
            FOOD PRODUCTS -- 0.7%
     2,526  Cal-Maine Foods, Inc.                   107,507
   111,051  ConAgra Foods, Inc.                   3,976,736
                                               ------------
                                                  4,084,243
                                               ------------
            GAS UTILITIES -- 1.0%
    51,152  AGL Resources, Inc.                   2,145,827
    29,090  Atmos Energy Corp.                    1,241,852
     8,136  Laclede Group (The), Inc.               347,407
    10,357  Northwest Natural Gas Co.               453,844
    25,592  Piedmont Natural Gas Co., Inc.          841,465
    18,023  WGL Holdings, Inc.                      794,814
                                               ------------
                                                  5,825,209
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.0%
    13,575  Meridian Bioscience, Inc.               309,781
                                               ------------
            HOUSEHOLD DURABLES -- 0.3%
    48,713  Leggett & Platt, Inc.                 1,645,525
                                               ------------
            HOUSEHOLD PRODUCTS -- 1.9%
   113,523  Kimberly-Clark Corp.                 11,122,984
                                               ------------
            INSURANCE -- 0.6%
     2,551  American National Insurance Co.         221,605
    42,647  Arthur J. Gallagher & Co.             1,761,748


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
    22,517  Mercury General Corp.              $    854,070
    13,082  OneBeacon Insurance Group Ltd.,
               Class A                              176,869
    14,332  Tower Group International, Ltd.         264,425
                                               ------------
                                                  3,278,717
                                               ------------
            IT SERVICES -- 0.7%
   116,644  Paychex, Inc.                         4,090,705
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.1%
    37,362  Hasbro, Inc.                          1,641,686
   111,792  Mattel, Inc.                          4,895,372
                                               ------------
                                                  6,537,058
                                               ------------
            MACHINERY -- 0.1%
    25,536  Harsco Corp.                            632,527
                                               ------------
            MEDIA -- 0.1%
    14,400  Meredith Corp.                          550,944
                                               ------------
            METALS & MINING -- 2.2%
    33,997  Cliffs Natural Resources, Inc.          646,283
    31,743  Commercial Metals Co.                   503,127
   333,604  Freeport-McMoRan Copper & Gold,
               Inc.                              11,042,292
    52,848  Steel Dynamics, Inc.                    838,698
                                               ------------
                                                 13,030,400
                                               ------------
            MULTI-UTILITIES -- 7.5%
    40,647  Alliant Energy Corp.                  2,039,667
    25,862  Avista Corp.                            708,619
    14,821  Black Hills Corp.                       652,717
   152,585  CenterPoint Energy, Inc.              3,655,937
    93,547  CMS Energy Corp.                      2,613,703
   113,579  Consolidated Edison, Inc.             6,931,726
    59,839  DTE Energy Co.                        4,089,397
    35,350  Integrys Energy Group, Inc.           2,055,956
    99,094  NiSource, Inc.                        2,907,418
    13,061  NorthWestern Corp.                      520,611
   173,143  PG&E Corp.                            7,710,058
    49,891  SCANA Corp.                           2,552,424
    64,332  Sempra Energy                         5,142,700
    96,031  TECO Energy, Inc.                     1,711,272
    32,091  Vectren Corp.                         1,136,663
                                               ------------
                                                 44,428,868
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
               6.6%
   517,986  ConocoPhillips                       31,130,959
   263,062  Spectra Energy Corp.                  8,089,156
                                               ------------
                                                 39,220,115
                                               ------------
            PERSONAL PRODUCTS -- 0.2%
    48,742  Avon Products, Inc.                   1,010,422
                                               ------------

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            PHARMACEUTICALS -- 25.3%
   567,899  Bristol-Myers Squibb Co.           $ 23,391,760
   328,679  Eli Lilly & Co.                      18,665,680
   710,143  Johnson & Johnson                    57,897,959
 1,117,037  Merck & Co., Inc.                    49,406,546
                                               ------------
                                                149,361,945
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.4%
    69,772  Microchip Technology, Inc.            2,564,819
                                               ------------
            SOFTWARE -- 0.5%
   123,931  CA, Inc.                              3,119,343
                                               ------------
            THRIFTS & MORTGAGE FINANCE -- 1.4%
   162,760  Hudson City Bancorp, Inc.             1,406,246
   300,611  New York Community Bancorp, Inc.      4,313,768
   152,212  People's United Financial, Inc.       2,045,729
    17,076  Provident Financial Services, Inc.      260,751
                                               ------------
                                                  8,026,494
                                               ------------
            TOBACCO -- 0.1%
     7,653  Universal Corp.                         428,874
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.1%
    18,147  TAL International Group, Inc.           822,241
                                               ------------
            TOTAL INVESTMENTS -- 100.0%         590,131,340
            (Cost $515,367,093) (a)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                   26,987
                                               ------------
            NET ASSETS -- 100.0%               $590,158,327
                                               ============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $78,863,260 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,099,013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

MARCH 31, 2013 (UNAUDITED)

------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $590,131,340     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.7%
    18,878  Exelis, Inc.                       $    205,581
     4,973  Huntington Ingalls Industries,
               Inc.                                 265,210
                                               ------------
                                                    470,791
                                               ------------
            AIRLINES -- 0.3%
     7,272  Spirit Airlines, Inc. (a)               184,418
                                               ------------
            AUTO COMPONENTS -- 2.7%
    18,520  Allison Transmission Holdings,
               Inc.                                 444,665
    31,610  Delphi Automotive PLC                 1,403,484
                                               ------------
                                                  1,848,149
                                               ------------
            AUTOMOBILES -- 7.0%
   157,002  General Motors Co. (a)                4,367,796
    11,407  Tesla Motors, Inc. (a) (b)              432,211
                                               ------------
                                                  4,800,007
                                               ------------
            BUILDING PRODUCTS -- 0.9%
    16,464  Fortune Brands Home & Security,
               Inc. (a)                             616,248
                                               ------------
            CAPITAL MARKETS -- 1.4%
    13,248  Apollo Global Management LLC,
               Class A                              286,687
     4,335  Carlyle Group L.P. (The) (c)            131,134
     4,819  Financial Engines, Inc.                 174,544
    10,673  LPL Financial Holdings, Inc.            344,097
                                               ------------
                                                    936,462
                                               ------------
            CHEMICALS -- 0.3%
    13,993  PetroLogistics L.P. (c)                 192,824
                                               ------------
            COMMERCIAL BANKS -- 1.1%
     9,528  BankUnited, Inc.                        244,107
    13,161  First Republic Bank                     508,278
                                               ------------
                                                    752,385
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               0.4%
    13,709  KAR Auction Services, Inc.              274,591
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 0.8%
     6,931  Palo Alto Networks, Inc. (a)            392,295
     7,450  Ruckus Wireless, Inc. (a) (b)           156,450
                                               ------------
                                                    548,745
                                               ------------
            CONTAINERS & PACKAGING -- 0.3%
    11,333  Berry Plastics Group, Inc. (a)          215,894
                                               ------------
            DIVERSIFIED CONSUMER SERVICES --
               0.3%
     6,303  Bright Horizons Family Solutions,
               Inc. (a)                             212,978
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            DIVERSIFIED FINANCIAL SERVICES --
               0.5%
     8,749  CBOE Holdings, Inc.                $    323,188
                                               ------------
            ELECTRICAL EQUIPMENT -- 0.8%
    11,464  Babcock & Wilcox (The) Co.              325,692
     6,828  Generac Holdings, Inc.                  241,302
                                               ------------
                                                    566,994
                                               ------------
            ENERGY EQUIPMENT & SERVICES --
               0.4%
     9,216  Forum Energy Technologies,
               Inc. (a)                             265,052
                                               ------------
            FOOD & STAPLES RETAILING -- 0.3%
     4,830  Fresh Market (The), Inc. (a)            206,579
                                               ------------
            FOOD PRODUCTS -- 4.7%
    59,405  Kraft Foods Group, Inc.               3,061,139
     3,276  Post Holdings, Inc. (a)                 140,639
                                               ------------
                                                  3,201,778
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.3%
    22,316  CareFusion Corp. (a)                    780,837
     9,209  Globus Medical, Inc.,
               Class A (a) (b)                      135,188
                                               ------------
                                                    916,025
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.2%
    44,474  HCA Holdings, Inc.                    1,806,978
    14,095  Select Medical Holdings Corp.           126,855
     6,794  Team Health Holdings, Inc. (a)          247,166
                                               ------------
                                                  2,180,999
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
               4.3%
    12,207  Bloomin' Brands, Inc. (a)               218,139
    35,123  Burger King Worldwide, Inc. (b)         670,849
    12,563  Caesars Entertainment
               Corp. (a) (b)                        199,249
    10,654  Dunkin' Brands Group, Inc.              392,920
    16,639  Hyatt Hotels Corp., Class A (a)         719,304
     3,525  Marriott Vacations Worldwide
               Corp. (a)                            151,258
    20,452  Norwegian Cruise Line Holdings
               Ltd. (a)                             606,402
                                               ------------
                                                  2,958,121
                                               ------------
            INSURANCE -- 0.9%
    10,782  First American Financial Corp.          275,696
     5,661  Primerica, Inc.                         185,568
    11,940  Symetra Financial Corp.                 160,115
                                               ------------
                                                    621,379
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INTERNET & CATALOG RETAIL -- 2.0%
    65,774  Groupon, Inc. (a) (b)              $    402,537
     8,388  HomeAway, Inc. (a)                      272,610
    13,044  TripAdvisor, Inc. (a)                   685,071
                                               ------------
                                                  1,360,218
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               8.9%
     7,731  AOL, Inc.                               297,566
     5,096  Cornerstone OnDemand, Inc. (a)          173,774
   214,354  Facebook, Inc., Class A (a)           5,483,175
     2,656  Zillow, Inc., Class A (a) (b)           145,204
                                               ------------
                                                  6,099,719
                                               ------------
            IT SERVICES -- 2.1%
    13,599  Booz Allen Hamilton Holding Corp.       182,770
     8,138  FleetCor Technologies, Inc. (a)         623,940
     6,835  InterXion Holding NV (a)                165,544
    21,394  Vantiv, Inc., Class A (a)               507,894
                                               ------------
                                                  1,480,148
                                               ------------
            MACHINERY -- 1.0%
     9,732  Rexnord Corp. (a)                       206,611
    18,663  Xylem, Inc.                             514,352
                                               ------------
                                                    720,963
                                               ------------
            MEDIA -- 1.4%
     6,077  AMC Networks, Inc., Class A (a)         383,945
     6,304  Madison Square Garden (The) Co.,
               Class A (a)                          363,110
    17,051  Pandora Media, Inc. (a) (b)             241,442
                                               ------------
                                                    988,497
                                               ------------
            METALS & MINING -- 0.3%
     7,023  SunCoke Energy, Inc. (a)                114,686
     5,307  US Silica Holdings, Inc. (b)            125,139
                                               ------------
                                                    239,825
                                               ------------
            MULTILINE RETAIL -- 2.4%
    32,955  Dollar General Corp. (a)              1,666,864
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
               22.2%
     6,127  Cloud Peak Energy, Inc. (a)             115,065
    41,168  Cobalt International Energy,
               Inc. (a)                           1,160,938
   103,831  Kinder Morgan, Inc.                   4,016,183
    38,958  Kosmos Energy Ltd. (a)                  440,225
    12,857  Laredo Petroleum Holdings,
               Inc. (a)                             235,155
     3,489  LinnCo LLC (b)                          136,245
    33,228  Marathon Petroleum Corp.              2,977,229
     9,216  Northern Tier Energy L.P. (b) (c)       275,558
     9,384  Oasis Petroleum, Inc. (a)               357,249
    62,310  Phillips 66                           4,359,831


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
    17,901  QEP Resources, Inc.                $    569,968
     4,245  Targa Resources Corp.                   288,490
    20,064  WPX Energy, Inc. (a)                    321,425
                                               ------------
                                                 15,253,561
                                               ------------
            PHARMACEUTICALS -- 11.8%
   157,468  AbbVie, Inc.                          6,421,545
    50,128  Zoetis, Inc., Class A (a)             1,674,275
                                               ------------
                                                  8,095,820
                                               ------------
            PROFESSIONAL SERVICES -- 3.5%
    37,425  Nielsen Holdings N.V.                 1,340,563
    16,857  Verisk Analytics, Inc.,
               Class A (a)                        1,038,897
                                               ------------
                                                  2,379,460
                                               ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.5%
     3,961  Howard Hughes (The) Corp. (a)           331,971
    14,574  Realogy Holdings Corp. (a)              711,794
                                               ------------
                                                  1,043,765
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.7%
    25,138  Freescale Semiconductor Ltd. (a)        374,305
    25,239  NXP Semiconductors N.V. (a)             763,732
                                               ------------
                                                  1,138,037
                                               ------------
            SOFTWARE -- 3.7%
    16,202  Fortinet, Inc. (a)                      383,663
     5,659  Guidewire Software, Inc. (a)            217,532
     8,662  QLIK Technologies, Inc. (a)             223,739
    12,534  ServiceNow, Inc. (a)                    453,731
     7,516  Solarwinds, Inc. (a)                    444,196
     9,887  Splunk, Inc. (a)                        395,777
     7,947  SS&C Technologies Holdings,
               Inc. (a)                             238,251
    59,958  Zynga, Inc., Class A (a) (b)            201,459
                                               ------------
                                                  2,558,348
                                               ------------
            SPECIALTY RETAIL -- 1.3%
     5,411  Five Below, Inc. (a) (b)                205,023
     9,980  GNC Holdings, Inc., Class A             392,014
     3,802  Restoration Hardware Holdings,
               Inc. (a) (b)                         133,070
     3,025  Vitamin Shoppe, Inc. (a)                147,771
                                               ------------
                                                    877,878
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.9%
    20,079  Michael Kors Holdings Ltd. (a)        1,140,286
     6,804  Tumi Holdings, Inc. (a)                 142,476
                                               ------------
                                                  1,282,762
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            THRIFTS & MORTGAGE FINANCE -- 0.8%
    12,130  EverBank Financial Corp.           $    186,802
     9,064  Nationstar Mortgage Holdings,
               Inc. (a) (b)                         334,462
                                               ------------
                                                    521,264
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.9%
     9,967  Air Lease Corp.                         292,233
    10,182  MRC Global, Inc. (a)                    335,293
                                               ------------
                                                    627,526
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        68,628,262
            (Cost $60,515,575)                 ------------

            COLLATERAL FOR SECURITIES ON LOAN
               -- 4.1%
            MONEY MARKET FUND -- 0.8%
   574,034  Goldman Sachs Financial Square
              Treasury Instruments Fund -
              Institutional Class - 0.001% (d)      574,034
            (Cost $574,034)

PRINCIPAL
  VALUE
----------
            REPURCHASE AGREEMENT -- 3.3%
$2,282,586  JPMorgan Chase & Co., 0.05 % (d),
              dated 03/28/13, due 04/01/13,
              with a maturity value of
              $2,282,599. Collateralized by
              U.S. Treasury Note, interest
              rate of 0.625%, due 08/31/17.
              The value of the collateral
              including accrued interest is
              $2,327,397.                         2,282,586
            (Cost $2,282,586)                  ------------

            TOTAL COLLATERAL FOR SECURITIES
               ON LOAN - 4.1%                     2,856,620
            (Cost $2,856,620)                  ------------

            TOTAL INVESTMENTS -- 104.1%          71,484,882
            (Cost $63,372,195) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (4.1)%               (2,830,262)
                                               ------------
            NET ASSETS -- 100.0%               $ 68,654,620
                                               ============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $2,790,660 and the total value of the collateral held by the Fund is $2,856,620.

(c)   Master Limited Partnership ("MLP").

(d)   Interest rate shown reflects yield as of March 31, 2013.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,576,716 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $464,029.

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 68,628,262   $       --      $    --
Money Market Fund          574,034           --           --
Repurchase Agreement            --    2,282,586           --
                      ---------------------------------------
Total Investments     $ 69,202,296   $2,282,586      $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES       DESCRIPTION                          VALUE
-----------------------------------------------------------
             COMMON STOCKS -- 99.2%
             BIOTECHNOLOGY -- 69.1%
    134,606  Alexion Pharmaceuticals, Inc. (a) $ 12,402,597
    159,721  Amgen, Inc.                         16,373,000
     90,983  Biogen Idec, Inc. (a)               17,551,530
    226,609  BioMarin Pharmaceutical, Inc. (a)   14,108,676
    121,532  Celgene Corp. (a)                   14,086,774
  2,078,336  Dendreon Corp. (a) (b)               9,830,529
    334,858  Gilead Sciences, Inc. (a)           16,384,602
    839,570  ImmunoGen, Inc. (a) (b)             13,483,494
    683,819  Incyte Corp. (a) (b)                16,008,203
  1,318,073  InterMune, Inc. (a)                 11,928,561
    478,717  Myriad Genetics, Inc. (a)           12,159,412
     77,989  Regeneron Pharmaceuticals,
                Inc. (a)                         13,757,260
    251,583  United Therapeutics Corp. (a)       15,313,857
    283,091  Vertex Pharmaceuticals, Inc. (a)    15,564,343
                                               ------------
                                                198,952,838
                                               ------------
             LIFE SCIENCES TOOLS & SERVICES --
                24.5%
  3,362,703  Affymetrix, Inc. (a)                15,871,958
    257,091  Illumina, Inc. (a) (b)              13,882,914
    215,678  Life Technologies Corp. (a)         13,939,269
    668,335  QIAGEN N.V. (a)                     14,088,502
  3,093,052  Sequenom, Inc. (a) (b)              12,836,166
                                               ------------
                                                 70,618,809
                                               ------------
             PHARMACEUTICALS -- 5.6%
  1,468,537  Nektar Therapeutics (a)             16,153,907
                                               ------------
             TOTAL COMMON STOCKS -- 99.2%       285,725,554
             (Cost $253,509,118)               ------------

             COLLATERAL FOR SECURITIES ON LOAN
                -- 12.8%
             MONEY MARKET FUND -- 2.6%
  7,382,626  Goldman Sachs Financial Square
              Treasury Instruments Fund -
              Institutional Class, 0.001% (c)     7,382,626
             (Cost $7,382,626)


 PRINCIPAL
   VALUE     DESCRIPTION                          VALUE
-----------------------------------------------------------
$29,356,254  REPURCHASE AGREEMENT -- 10.2%
             JPMorgan Chase & Co., 0.05% (c),
               dated 03/28/13, due 04/01/13,
               with a maturity value of
               $29,356,417. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.625%, due 08/31/17.
               The value of the collateral
               including accrued interest is
               $29,932,567.                    $ 29,356,254
             (Cost $29,356,254)                ------------


             TOTAL COLLATERAL FOR SECURITIES
                ON LOAN - 12.8%                  36,738,880
             (Cost $36,738,880)                ------------

             TOTAL INVESTMENTS -- 112.0%        322,464,434
             (Cost $290,247,998) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- (12.0)%          (34,519,378)
                                               ------------
             NET ASSETS -- 100.0%              $287,945,056
                                               ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $35,776,276 and the total value of the collateral held by the Fund is $36,738,880.

(c)   Interest rate shown reflects yield as of March 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $54,794,821 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,578,385.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

MARCH 31, 2013 (UNAUDITED)

--------------------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2      LEVEL 3
-------------------------------------------------------------
Common Stocks*        $285,725,554   $        --     $    --
Money Market Fund        7,382,626            --          --
Repurchase Agreement            --    29,356,254          --
                      ---------------------------------------
Total Investments     $293,108,180   $29,356,254     $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            CAPITAL MARKETS -- 4.3%
 1,699,723  E*TRADE Financial Corp. (a)        $ 18,204,033
 1,035,429  TD Ameritrade Holding Corp.          21,350,546
                                               ------------
                                                 39,554,579
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 5.3%
 1,412,314  Juniper Networks, Inc. (a)           26,184,301
   362,324  NETGEAR, Inc. (a)                    12,141,477
 3,978,674  Sonus Networks, Inc. (a)             10,304,766
                                               ------------
                                                 48,630,544
                                               ------------
            HEALTH CARE TECHNOLOGY -- 1.8%
 1,234,384  Allscripts Healthcare Solutions,
              Inc. (a)                           16,775,279
                                               ------------
            INTERNET & CATALOG RETAIL --
               22.4%
   258,031  Amazon.com, Inc. (a)                 68,762,681
   363,903  Expedia, Inc.                        21,837,819
 2,426,020  Groupon, Inc. (a)                    14,847,243
   159,479  Netflix, Inc. (a)                    30,206,917
    66,966  priceline.com, Inc. (a)              46,067,920
   447,809  TripAdvisor, Inc. (a)                23,518,929
                                               ------------
                                                205,241,509
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               52.2%
   655,091  Akamai Technologies, Inc. (a)        23,118,161
   329,537  Cornerstone OnDemand, Inc. (a)       11,237,212
   418,105  Dealertrack Technologies,
              Inc. (a)                           12,283,925
   578,436  Digital River, Inc. (a)               8,179,085
 1,577,927  EarthLink, Inc.                       8,552,364
 1,112,963  eBay, Inc. (a)                       60,344,854
   136,146  Equinix, Inc. (a)                    29,449,741
 1,211,684  Facebook, Inc., Class A (a)          30,994,877
   111,832  Google, Inc., Class A (a)            88,797,963
   428,053  IAC/InterActiveCorp                  19,125,408
   365,150  j2 Global, Inc.                      14,317,532
   177,556  LinkedIn Corp., Class A (a)          31,260,509
 1,768,091  Monster Worldwide, Inc. (a)           8,964,221
   210,097  OpenTable, Inc. (a)                  13,231,909
   417,652  Rackspace Hosting, Inc. (a)          21,083,073
 1,484,652  United Online, Inc.                   8,952,452
   536,956  ValueClick, Inc. (a)                 15,867,050
   541,200  Verisign, Inc. (a)                   25,587,936
   501,243  Vocus, Inc. (a)                       7,092,589
 1,744,810  Yahoo!, Inc. (a)                     41,055,379
                                               ------------
                                                479,496,240
                                               ------------
            IT SERVICES -- 1.4%
 1,041,529  Sapient Corp. (a)                    12,696,239
                                               ------------
            SOFTWARE -- 12.6%
   255,535  Concur Technologies, Inc. (a)        17,545,033


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            SOFTWARE (CONTINUED)
   541,174  Ebix, Inc.                         $  8,777,842
   202,805  NetSuite, Inc. (a)                   16,236,568
   226,046  Salesforce.com, Inc. (a)             40,423,806
   816,669  TIBCO Software, Inc. (a)             16,513,047
   377,191  Virnetx Holding Corp. (a)             7,230,752
   582,558  Websense, Inc. (a)                    8,738,370
                                               ------------
                                                115,465,418
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       917,859,808
            (Cost $824,115,772)

            MONEY MARKET FUND -- 0.1%
   775,316  Morgan Stanley Institutional
              Liquidity Funds - Treasury
              Portfolio - Institutional
              Class - 0.03% (b)                     775,316
            (Cost $775,316)                    ------------

            TOTAL INVESTMENTS -- 100.1%         918,635,124
            (Cost $824,891,088) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (871,364)
                                               ------------
            NET ASSETS -- 100.0%               $917,763,760
                                               ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of March 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $135,444,671 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $41,700,635.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) INDEX FUND

MARCH 31, 2013 (UNAUDITED)

------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2      LEVEL 3
-------------------------------------------------------------
Common Stocks*        $917,859,808      $    --      $    --
Money Market Fund          775,316           --           --
                      ---------------------------------------
Total Investments     $918,635,124      $    --      $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 4.3%
    10,419  General Dynamics Corp.             $    734,643
    12,925  Raytheon Co.                            759,861
                                               ------------
                                                  1,494,504
                                               ------------
            AUTOMOBILES -- 1.9%
    24,209  General Motors Co. (a)                  673,494
                                               ------------
            BIOTECHNOLOGY -- 2.3%
     7,053  Celgene Corp. (a)                       817,513
                                               ------------
            CHEMICALS -- 1.7%
     3,056  CF Industries Holdings, Inc.            581,771
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 2.0%
    10,278  QUALCOMM, Inc.                          688,112
                                               ------------
            COMPUTERS & PERIPHERALS -- 14.8%
     1,511  Apple, Inc.                             668,814
    51,069  Dell, Inc.                              731,819
    27,852  EMC Corp. (a)                           665,384
    41,369  Hewlett-Packard Co.                     986,237
    19,121  NetApp, Inc. (a)                        653,173
    13,645  SanDisk Corp. (a)                       750,475
    19,944  Seagate Technology PLC                  729,153
                                               ------------
                                                  5,185,055
                                               ------------
            DIVERSIFIED FINANCIAL SERVICES
              -- 3.9%
    16,038  Citigroup, Inc.                         709,521
    14,204  JPMorgan Chase & Co.                    674,122
                                               ------------
                                                  1,383,643
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.7%
    16,923  CenturyLink, Inc.                       594,505
                                               ------------
            ENERGY EQUIPMENT & SERVICES --
              4.0%
    10,993  Ensco PLC, Class A                      659,580
    10,372  National Oilwell Varco, Inc.            733,819
                                               ------------
                                                  1,393,399
                                               ------------
            FOOD & STAPLES RETAILING -- 2.3%
    16,661  Walgreen Co.                            794,397
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
              -- 1.9%
    16,254  St. Jude Medical, Inc.                  657,312
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
              -- 9.7%
    13,906  Aetna, Inc.                             710,875
    11,571  Cigna Corp.                             721,683
     8,499  Humana, Inc.                            587,366
    12,033  UnitedHealth Group, Inc.                688,408
    10,556  WellPoint, Inc.                         699,124
                                               ------------
                                                  3,407,456
                                               ------------


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            INSURANCE -- 10.1%
    13,491  Aflac, Inc.                        $    701,802
    15,582  Allstate (The) Corp.                    764,609
    17,818  American International Group,
              Inc. (a)                              691,695
    18,378  MetLife, Inc.                           698,731
    11,801  Prudential Financial, Inc.              696,141
                                               ------------
                                                  3,552,978
                                               ------------
            MACHINERY -- 7.5%
     7,067  Caterpillar, Inc.                       614,617
     5,736  Cummins, Inc.                           664,286
     7,449  Deere & Co.                             640,465
     9,682  Dover Corp.                             705,624
                                               ------------
                                                  2,624,992
                                               ------------
            METALS & MINING -- 3.6%
    19,131  Freeport-McMoRan Copper & Gold,
              Inc.                                  633,236
    15,330  Newmont Mining Corp.                    642,174
                                               ------------
                                                  1,275,410
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
              13.8%
     8,132  Apache Corp.                            627,465
     5,957  Chevron Corp.                           707,811
    20,071  Marathon Oil Corp.                      676,794
     8,876  Marathon Petroleum Corp.                795,290
    11,450  Murphy Oil Corp.                        729,708
     7,786  Occidental Petroleum Corp.              610,189
    15,195  Valero Energy Corp.                     691,220
                                               ------------
                                                  4,838,477
                                               ------------
            PHARMACEUTICALS -- 4.2%
    12,803  Eli Lilly & Co.                         727,082
    16,803  Merck & Co., Inc.                       743,197
                                               ------------
                                                  1,470,279
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS --
               2.1%
    46,277  Annaly Capital Management, Inc.         735,342
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.2%
    21,284  Broadcom Corp., Class A                 737,916
    32,894  Intel Corp.                             718,734
                                               ------------
                                                  1,456,650
                                               ------------
            SOFTWARE -- 3.9%
    25,254  Microsoft Corp.                         722,517
    19,671  Oracle Corp.                            636,160
                                               ------------
                                                  1,358,677
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

MARCH 31, 2013 (UNAUDITED)

            DESCRIPTION                           VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.9%         $ 34,983,966
            (Cost $31,558,881) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     28,475
                                               ------------
            NET ASSETS -- 100.0%               $ 35,012,441
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,080,783 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $655,698.

------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2      LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 34,983,966      $    --      $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.6%
       731  AAR Corp.                          $     13,443
       290  HEICO Corp.                              12,589
                                               ------------
                                                     26,032
                                               ------------
            AIR FREIGHT & LOGISTICS -- 2.6%
       477  FedEx Corp.                              46,841
       365  Forward Air Corp.                        13,611
       605  United Parcel Service, Inc.,
               Class B                               51,970
                                               ------------
                                                    112,422
                                               ------------
            AIRLINES -- 0.7%
       166  Allegiant Travel Co.                     14,737
       994  SkyWest, Inc.                            15,954
                                               ------------
                                                     30,691
                                               ------------
            AUTO COMPONENTS -- 2.8%
       267  BorgWarner, Inc. (a)                     20,650
     1,193  Dana Holding Corp.                       21,271
       944  Magna International, Inc.                55,413
       538  Tenneco, Inc. (a)                        21,149
                                               ------------
                                                    118,483
                                               ------------
            AUTOMOBILES -- 3.6%
     3,944  Ford Motor Co.                           51,864
     1,359  Honda Motor Co., Ltd., ADR               51,995
       500  Toyota Motor Corp., ADR                  51,320
                                               ------------
                                                    155,179
                                               ------------
            BEVERAGES -- 3.2%
       550  Anheuser-Busch InBev N.V., ADR           54,752
        87  Boston Beer (The) Co., Inc.,
               Class A (a)                           13,889
     1,404  Coca-Cola Enterprises, Inc.              51,836
       396  Constellation Brands, Inc.,
               Class A (a)                           18,865
                                               ------------
                                                    139,342
                                               ------------
            BIOTECHNOLOGY -- 1.4%
       510  Celgene Corp. (a)                        59,114
                                               ------------
            BUILDING PRODUCTS -- 0.4%
       473  Owens Corning, Inc. (a)                  18,650
                                               ------------
            CAPITAL MARKETS -- 5.7%
       210  BlackRock, Inc.                          53,945
     1,070  Blackstone Group (The) L.P. (b)          21,164
     1,815  E*TRADE Financial Corp. (a)              19,439
       502  Eaton Vance Corp.                        20,999
     2,107  Morgan Stanley                           46,312
       724  SEI Investments Co.                      20,887
       890  State Street Corp.                       52,590
       349  Stifel Financial Corp. (a)               12,100
                                               ------------
                                                    247,436
                                               ------------
            CHEMICALS -- 2.3%
       698  Eastman Chemical Co.                     48,769


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            CHEMICALS (CONTINUED)
     1,166  Kronos Worldwide, Inc.             $     18,248
       496  OM Group, Inc. (a)                       11,646
       221  Westlake Chemical Corp.                  20,664
                                               ------------
                                                     99,327
                                               ------------
            COMMERCIAL BANKS -- 4.9%
     1,394  Associated Banc-Corp.                    21,175
     1,687  BB&T Corp.                               52,955
     1,589  CapitalSource, Inc.                      15,286
       884  FirstMerit Corp.                         14,613
       708  Popular, Inc. (a)                        19,548
       755  PrivateBancorp, Inc.                     14,277
     1,850  SunTrust Banks, Inc.                     53,298
     1,730  Susquehanna Bancshares, Inc.             21,504
                                               ------------
                                                    212,656
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.7%
     1,732  ACCO Brands Corp. (a)                    11,570
       571  Copart, Inc. (a)                         19,574
       547  Herman Miller, Inc.                      15,136
       273  Mine Safety Appliances Co.               13,546
       984  Steelcase, Inc., Class A                 14,494
                                               ------------
                                                     74,320
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 2.5%
    13,395  Alcatel-Lucent, ADR (a)                  17,815
     2,388  Cisco Systems, Inc.                      49,933
     1,955  Emulex Corp. (a)                         12,766
     2,364  Harmonic, Inc. (a)                       13,688
       326  Plantronics, Inc.                        14,406
                                               ------------
                                                    108,608
                                               ------------
            COMPUTERS & PERIPHERALS --
               1.5%
       111  Apple, Inc.                              49,132
       588  Electronics for Imaging, Inc. (a)        14,912
                                               ------------
                                                     64,044
                                               ------------
            CONSTRUCTION & ENGINEERING
               -- 1.0%
       374  Chicago Bridge & Iron Co.
               N.V., ADR                             23,226
       715  MasTec, Inc. (a)                         20,842
                                               ------------
                                                     44,068
                                               ------------
            CONSUMER FINANCE -- 0.3%
       244  First Cash Financial Services,
               Inc. (a)                              14,235
                                               ------------
            DIVERSIFIED FINANCIAL SERVICES --
               1.1%
     1,036  JPMorgan Chase & Co.                     49,169
                                               ------------
            ELECTRICAL EQUIPMENT -- 0.5%
       208  Hubbell, Inc., Class B                   20,199
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.8%
     1,032  Ingram Micro, Inc., Class A (a)          20,310


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS (CONTINUED)
     1,320  Sanmina Corp. (a)                  $     14,995
                                               ------------
                                                     35,305
                                               ------------
            ENERGY EQUIPMENT & SERVICES --
               2.6%
       152  CARBO Ceramics, Inc.                     13,843
       783  Ensco PLC, Class A                       46,980
     1,139  Nabors Industries Ltd.                   18,475
       289  Oceaneering International, Inc.          19,192
     1,420  TETRA Technologies, Inc. (a)             14,569
                                               ------------
                                                    113,059
                                               ------------
            FOOD & STAPLES RETAILING -- 1.2%
       923  CVS Caremark Corp.                       50,756
                                               ------------
            FOOD PRODUCTS -- 2.1%
     1,548  Archer-Daniels-Midland Co.               52,214
       502  Fresh Del Monte Produce, Inc.            13,544
       452  Green Mountain Coffee Roasters,
               Inc. (a)                              25,655
                                               ------------
                                                     91,413
                                               ------------
            GAS UTILITIES -- 0.5%
       865  Questar Corp.                            21,045
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.8%
       578  Becton, Dickinson & Co.                  55,262
       620  CareFusion Corp. (a)                     21,694
                                               ------------
                                                     76,956
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 1.1%
       522  Omnicare, Inc.                           21,256
       504  Tenet Healthcare Corp. (a)               23,980
                                               ------------
                                                     45,236
                                               ------------
            HEALTH CARE TECHNOLOGY -- 0.3%
       705  Quality Systems, Inc.                    12,887
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
               1.2%
     1,235  International Game Technology            20,378
       244  Papa John's International,
               Inc. (a)                              15,084
     2,530  Wendy's (The) Co.                        14,345
                                               ------------
                                                     49,807
                                               ------------
            HOUSEHOLD DURABLES -- 3.3%
       880  D.R. Horton, Inc.                        21,384
     3,497  Sony Corp., ADR                          60,848
     1,674  Standard Pacific Corp. (a)               14,463
       522  Tempur-Pedic International,
               Inc. (a)                              25,907
       260  Tupperware Brands Corp.                  21,252
                                               ------------
                                                    143,854
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 1.2%
       492  3M Co.                                   52,304
                                               ------------


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            INSURANCE -- 8.9%
       589  ACE Ltd.                           $     52,403
        54  Alleghany Corp. (a)                      21,380
     1,096  Allstate (The) Corp.                     53,781
       486  Assurant, Inc.                           21,875
     1,037  Assured Guaranty Ltd.                    21,372
       167  Everest Re Group, Ltd.                   21,687
     2,250  Genworth Financial, Inc.,
               Class A (a)                           22,500
       320  Hanover Insurance Group, Inc.            15,897
       666  Lincoln National Corp.                   21,718
     1,731  Old Republic International Corp.         22,001
     1,587  Principal Financial Group, Inc.          54,006
       636  Travelers (The) Cos., Inc.               53,545
                                               ------------
                                                    382,165
                                               ------------
            INTERNET & CATALOG RETAIL -- 1.2%
       261  Netflix, Inc. (a)                        49,436
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               2.7%
       904  eBay, Inc. (a)                           49,015
        64  Google, Inc., Class A (a)                50,818
       507  ValueClick, Inc. (a)                     14,982
                                               ------------
                                                    114,815
                                               ------------
            IT SERVICES -- 4.7%
       680  Accenture PLC, Class A                   51,659
       298  DST Systems, Inc.                        21,238
       981  Infosys Ltd., ADR                        52,886
       256  International Business Machines
               Corp.                                 54,605
       439  NeuStar, Inc., Class A (a)               20,427
                                               ------------
                                                    200,815
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.6%
     1,244  Mattel, Inc.                             54,475
       299  Sturm, Ruger & Co., Inc.                 15,168
                                               ------------
                                                     69,643
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.2%
       809  Life Technologies Corp. (a)              52,286
                                               ------------
            MACHINERY -- 5.1%
       518  Altra Holdings, Inc.                     14,100
       536  Caterpillar, Inc.                        46,616
       431  Cummins, Inc.                            49,914
       362  Lincoln Electric Holdings, Inc.          19,613
       245  Mueller Industries, Inc.                 13,056
       587  Terex Corp. (a)                          20,205
       479  Trinity Industries, Inc.                 21,713
       130  Valmont Industries, Inc.                 20,445
     1,321  Wabash National Corp. (a)                13,421
                                               ------------
                                                    219,083
                                               ------------
            MEDIA -- 1.2%
     1,142  CBS Corp., Class B                       53,320
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            METALS & MINING -- 0.6%
       798  Commercial Metals Co.              $     12,648
       470  Worthington Industries, Inc.             14,561
                                               ------------
                                                     27,209
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
               2.5%
       609  Anadarko Petroleum Corp.                 53,257
       751  Hess Corp.                               53,779
                                               ------------
                                                    107,036
                                               ------------
            PHARMACEUTICALS -- 1.2%
       946  Eli Lilly & Co.                          53,723
                                               ------------
            PROFESSIONAL SERVICES -- 1.3%
       385  FTI Consulting, Inc. (a)                 14,499
       365  Manpower, Inc.                           20,703
       558  Robert Half International, Inc.          20,942
                                               ------------
                                                     56,144
                                               ------------
            ROAD & RAIL -- 1.7%
       511  Canadian National Railway Co.            51,253
     1,045  Hertz Global Holdings, Inc. (a)          23,262
                                               ------------
                                                     74,515
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.2%
     1,314  Brooks Automation, Inc.                  13,376
     1,431  Intersil Corp., Class A                  12,464
     1,020  SunPower Corp., Class A (a)              11,771
       328  Ultratech, Inc. (a)                      12,966
                                               ------------
                                                     50,577
                                               ------------
            SOFTWARE -- 2.3%
     1,447  Oracle Corp.                             46,796
     2,167  Symantec Corp. (a)                       53,482
                                               ------------
                                                    100,278
                                               ------------
            SPECIALTY RETAIL -- 3.2%
       382  Asbury Automotive Group, Inc. (a)        14,016
       711  Express, Inc. (a)                        12,663
     2,722  Office Depot, Inc. (a)                   10,697
     1,051  OfficeMax, Inc.                          12,202
       899  Pier 1 Imports, Inc.                     20,677
       882  Ross Stores, Inc.                        53,467
       574  Sonic Automotive, Inc., Class A          12,720
                                               ------------
                                                    136,442
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 3.4%
       306  Deckers Outdoor Corp. (a)                17,041
       372  Movado Group, Inc.                       12,470
       941  NIKE, Inc., Class B                      55,528
     2,145  Quiksilver, Inc. (a)                     13,020
       289  Ralph Lauren Corp.                       48,931
                                               ------------
                                                    146,990
                                               ------------


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 3.1%
       305  Applied Industrial Technologies,
               Inc.                            $     13,725
       963  Fastenal Co.                             49,450
       237  MSC Industrial Direct Co., Inc.,
               Class A                               20,330
       224  W.W. Grainger, Inc.                      50,395
                                               ------------
                                                    133,900
                                               ------------

            TOTAL INVESTMENTS -- 100.0%           4,314,974
            (Cost $3,975,091) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                       (868)
                                               ------------
            NET ASSETS -- 100.0%               $  4,314,106
                                               ============

(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $361,711 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,828.

ADR   - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $  4,314,974     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 4.8%
    37,646  Boeing (The) Co.                   $  3,231,909
    45,941  General Dynamics Corp.                3,239,300
    42,669  Honeywell International, Inc.         3,215,109
    40,018  L-3 Communications Holdings, Inc.     3,238,257
    34,603  Lockheed Martin Corp.                 3,339,882
    47,037  Northrop Grumman Corp.                3,299,645
    56,276  Raytheon Co.                          3,308,466
    51,083  Rockwell Collins, Inc.                3,224,359
    34,421  United Technologies Corp.             3,215,954
                                               ------------
                                                 29,312,881
                                               ------------
            AIR FREIGHT & LOGISTICS -- 1.1%
    54,537  C.H. Robinson Worldwide, Inc.         3,242,770
    37,753  United Parcel Service, Inc.,
               Class B                            3,242,983
                                               ------------
                                                  6,485,753
                                               ------------
            AUTOMOBILES -- 0.5%
    82,860  Honda Motor Co., Ltd., ADR            3,170,224
                                               ------------
            BEVERAGES -- 2.1%
    79,617  Coca-Cola (The) Co.                   3,219,711
    25,908  Diageo PLC, ADR                       3,260,263
    65,739  Molson Coors Brewing Co., Class B     3,216,609
    41,041  PepsiCo, Inc.                         3,246,754
                                               ------------
                                                 12,943,337
                                               ------------
            BIOTECHNOLOGY -- 0.6%
    32,995  Amgen, Inc.                           3,382,317
                                               ------------
            CAPITAL MARKETS -- 0.6%
   174,454  KKR & Co. L.P. (a)                    3,370,451
                                               ------------
            CHEMICALS -- 1.6%
    36,518  Air Products and Chemicals, Inc.      3,181,448
    65,042  E.I. du Pont de Nemours & Co.         3,197,465
    28,484  Praxair, Inc.                         3,177,105
                                               ------------
                                                  9,556,018
                                               ------------
            COMMERCIAL BANKS -- 4.2%
    51,206  Bank of Montreal                      3,223,418
    54,865  Bank of Nova Scotia                   3,196,984
    50,969  BOK Financial Corp.                   3,175,369
    40,280  Canadian Imperial Bank of
               Commerce                           3,159,160
    78,676  Commerce Bancshares, Inc.             3,212,341
    51,223  Cullen/Frost Bankers, Inc.            3,202,974
    53,308  Royal Bank of Canada                  3,214,472
    38,699  Toronto-Dominion (The) Bank           3,222,466
                                               ------------
                                                 25,607,184
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.1%
    74,545  Avery Dennison Corp.                  3,210,653


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
    83,227  Waste Management, Inc.             $  3,263,331
                                               ------------
                                                  6,473,984
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 1.1%
   153,201  Cisco Systems, Inc.                   3,203,433
    71,571  Harris Corp.                          3,316,600
                                               ------------
                                                  6,520,033
                                               ------------
            COMPUTERS & PERIPHERALS -- 1.0%
     6,890  Apple, Inc.                           3,049,721
   106,510  Diebold, Inc.                         3,229,383
                                               ------------
                                                  6,279,104
                                               ------------
            CONTAINERS & PACKAGING -- 1.1%
    80,867  Bemis Co., Inc.                       3,263,792
    93,345  Sonoco Products Co.                   3,266,142
                                               ------------
                                                  6,529,934
                                               ------------
            DISTRIBUTORS -- 0.5%
    41,842  Genuine Parts Co.                     3,263,676
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.6%
    87,778  AT&T, Inc.                            3,220,575
    47,057  TELUS Corp.                           3,252,109
    64,977  Verizon Communications, Inc.          3,193,620
                                               ------------
                                                  9,666,304
                                               ------------
            ELECTRIC UTILITIES -- 8.1%
    66,147  ALLETE, Inc.                          3,242,526
    69,637  Cleco Corp.                           3,275,028
    45,450  Duke Energy Corp.                     3,299,216
    96,678  El Paso Electric Co.                  3,253,215
   117,392  Hawaiian Electric Industries, Inc.    3,252,932
    58,289  MGE Energy, Inc.                      3,231,542
    41,930  NextEra Energy, Inc.                  3,257,122
    75,088  Northeast Utilities                   3,263,324
    46,394  OGE Energy Corp.                      3,246,652
    56,396  Pinnacle West Capital Corp.           3,264,764
   107,514  Portland General Electric Co.         3,260,900
    70,003  Southern (The) Co.                    3,284,541
    82,774  UIL Holdings Corp.                    3,277,023
    98,649  Westar Energy, Inc.                   3,273,174
   111,531  Xcel Energy, Inc.                     3,312,471
                                               ------------
                                                 48,994,430
                                               ------------
            ELECTRICAL EQUIPMENT -- 1.6%
    51,536  Eaton Corp. PLC                       3,156,580
    57,214  Emerson Electric Co.                  3,196,546
    33,156  Hubbell, Inc., Class B                3,219,779
                                               ------------
                                                  9,572,905
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.5%
   109,019  Molex, Inc.                        $  3,192,076
                                               ------------
            FOOD & STAPLES RETAILING -- 2.7%
    97,863  Kroger (The) Co.                      3,243,180
    91,212  Sysco Corp.                           3,207,926
    69,155  Walgreen Co.                          3,297,310
    42,675  Wal-Mart Stores, Inc.                 3,193,370
    77,230  Weis Markets, Inc.                    3,143,261
                                               ------------
                                                 16,085,047
                                               ------------
            FOOD PRODUCTS -- 6.5%
    98,073  Archer-Daniels-Midland Co.            3,308,002
    73,263  Campbell Soup Co.                     3,323,210
    90,823  ConAgra Foods, Inc.                   3,252,372
    66,436  General Mills, Inc.                   3,275,959
    44,371  H. J. Heinz Co.                       3,206,692
    37,364  Hershey (The) Co.                     3,270,471
    33,142  J.M. Smucker (The) Co.                3,286,361
    50,414  Kellogg Co.                           3,248,174
    62,327  Kraft Foods Group, Inc.               3,211,710
    42,426  Lancaster Colony Corp.                3,266,802
    44,494  McCormick & Co., Inc.                 3,272,534
    76,271  Unilever PLC, ADR                     3,221,687
                                               ------------
                                                 39,143,974
                                               ------------
            GAS UTILITIES -- 5.3%
    77,305  AGL Resources, Inc.                   3,242,945
    76,619  Atmos Energy Corp.                    3,270,865
    52,693  National Fuel Gas Co.                 3,232,715
    71,894  New Jersey Resources Corp.            3,224,446
    73,028  Northwest Natural Gas Co.             3,200,087
    97,653  Piedmont Natural Gas Co., Inc.        3,210,831
   134,099  Questar Corp.                         3,262,629
    58,438  South Jersey Industries, Inc.         3,248,568
    85,225  UGI Corp.                             3,271,788
    73,062  WGL Holdings, Inc.                    3,222,034
                                               ------------
                                                 32,386,908
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.1%
    45,117  Baxter International, Inc.            3,277,299
    34,558  Becton, Dickinson & Co.               3,304,091
    69,850  Medtronic, Inc.                       3,280,156
    76,637  St. Jude Medical, Inc.                3,099,200
                                               ------------
                                                 12,960,746
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 1.6%
    75,963  Cardinal Health, Inc.                 3,161,580
    99,323  Owens & Minor, Inc.                   3,233,957
    56,636  Quest Diagnostics, Inc.               3,197,102
                                               ------------
                                                  9,592,639
                                               ------------

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE --
               1.6%
    32,515  McDonald's Corp.                   $  3,241,420
    60,773  Tim Hortons, Inc.                     3,301,190
    45,180  Yum! Brands, Inc.                     3,250,249
                                               ------------
                                                  9,792,859
                                               ------------
            HOUSEHOLD DURABLES -- 0.5%
    97,356  Leggett & Platt, Inc.                 3,288,686
                                               ------------
            HOUSEHOLD PRODUCTS -- 2.2%
    36,979  Clorox (The) Co.                      3,273,751
    27,922  Colgate-Palmolive Co.                 3,295,634
    33,787  Kimberly-Clark Corp.                  3,310,450
    41,657  Procter & Gamble (The) Co.            3,210,088
                                               ------------
                                                 13,089,923
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
    30,372  3M Co.                                3,228,847
                                               ------------
            INSURANCE -- 5.4%
    36,105  ACE Ltd.                              3,212,262
    65,888  Allstate (The) Corp.                  3,233,124
    78,968  Arthur J. Gallagher & Co.             3,262,168
    72,596  Assurant, Inc.                        3,267,546
    36,923  Chubb (The) Corp.                     3,231,870
    68,826  Cincinnati Financial Corp.            3,247,899
    41,986  Erie Indemnity Co., Class A           3,171,203
    68,946  Hanover Insurance Group, Inc.         3,425,237
    84,638  Mercury General Corp.                 3,210,319
    38,314  Travelers (The) Cos., Inc.            3,225,656
                                               ------------
                                                 32,487,284
                                               ------------
            IT SERVICES -- 2.7%
    43,513  Accenture PLC, Class A                3,305,683
    49,965  Automatic Data Processing, Inc.       3,248,724
    82,989  Fidelity National Information
               Services, Inc.                     3,288,024
    92,991  Paychex, Inc.                         3,261,194
   247,808  SAIC, Inc.                            3,357,799
                                               ------------
                                                 16,461,424
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.1%
    73,145  Hasbro, Inc.                          3,213,991
    73,414  Mattel, Inc.                          3,214,799
                                               ------------
                                                  6,428,790
                                               ------------
            MACHINERY -- 3.2%
    36,766  Deere & Co.                           3,161,141
    44,229  Dover Corp.                           3,223,409
    51,989  Illinois Tool Works, Inc.             3,168,210
    35,109  Parker Hannifin Corp.                 3,215,282
    39,054  Snap-on, Inc.                         3,229,766
    39,203  Stanley Black & Decker, Inc.          3,174,267
                                               ------------
                                                 19,172,075
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MEDIA -- 1.6%
    54,687  Omnicom Group, Inc.                $  3,221,065
    98,588  Thomson Reuters Corp.                 3,202,138
     7,011  Washington Post (The) Co.,
               Class B                            3,133,917
                                               ------------
                                                  9,557,120
                                               ------------
            MULTILINE RETAIL -- 1.0%
    68,856  Kohl's Corp.                          3,176,327
    46,693  Target Corp.                          3,196,136
                                               ------------
                                                  6,372,463
                                               ------------
            MULTI-UTILITIES -- 7.6%
    65,215  Alliant Energy Corp.                  3,272,489
   120,629  Avista Corp.                          3,305,234
   136,448  CenterPoint Energy, Inc.              3,269,294
    54,048  Consolidated Edison, Inc.             3,298,549
    56,177  Dominion Resources, Inc.              3,268,378
    48,354  DTE Energy Co.                        3,304,512
    56,485  Integrys Energy Group, Inc.           3,285,168
   131,939  MDU Resources Group, Inc.             3,297,156
    95,981  Public Service Enterprise Group,
               Inc.                               3,295,987
    64,648  SCANA Corp.                           3,307,392
    40,321  Sempra Energy                         3,223,261
   184,638  TECO Energy, Inc.                     3,290,249
    91,421  Vectren Corp.                         3,238,132
    77,267  Wisconsin Energy Corp.                3,313,982
                                               ------------
                                                 45,969,783
                                               ------------
            OFFICE ELECTRONICS -- 0.5%
    87,132  CANON, Inc., ADR                      3,196,873
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
               5.8%
    26,579  Chevron Corp.                         3,158,117
    53,052  ConocoPhillips                        3,188,425
    69,682  Enbridge, Inc.                        3,243,000
    35,882  Exxon Mobil Corp.                     3,233,327
    84,953  Kinder Morgan, Inc.                   3,285,982
    94,728  Marathon Oil Corp.                    3,194,228
    51,495  Murphy Oil Corp.                      3,281,776
    40,926  Occidental Petroleum Corp.            3,207,371
    49,241  Royal Dutch Shell PLC, ADR            3,208,544
    65,442  Total S.A., ADR                       3,139,907
    66,588  TransCanada Corp.                     3,188,899
                                               ------------
                                                 35,329,576
                                               ------------
            PHARMACEUTICALS -- 5.3%
    64,374  AstraZeneca PLC, ADR                  3,217,412
    79,340  Bristol-Myers Squibb Co.              3,268,015
    57,430  Eli Lilly & Co.                       3,261,450
    68,931  GlaxoSmithKline PLC, ADR              3,233,553
    40,089  Johnson & Johnson                     3,268,456
    73,111  Merck & Co., Inc.                     3,233,699
    45,470  Novartis AG, ADR                      3,239,283


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            PHARMACEUTICALS (CONTINUED)
   113,432  Pfizer, Inc.                       $  3,273,647
    63,885  Sanofi, ADR                           3,263,246
    79,876  Teva Pharmaceutical Industries
               Ltd., ADR                          3,169,480
                                               ------------
                                                 32,428,241
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS --
               0.5%
    21,259  Public Storage                        3,238,171
                                               ------------
            ROAD & RAIL -- 1.1%
    42,945  Norfolk Southern Corp.                3,310,201
    23,284  Union Pacific Corp.                   3,315,874
                                               ------------
                                                  6,626,075
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.7%
    71,555  Analog Devices, Inc.                  3,326,592
   239,808  Applied Materials, Inc.               3,232,612
   151,028  Intel Corp.                           3,299,962
    92,640  Texas Instruments, Inc.               3,286,867
    84,281  Xilinx, Inc.                          3,217,006
                                               ------------
                                                 16,363,039
                                               ------------
            SOFTWARE -- 1.1%
   127,515  CA, Inc.                              3,209,553
   113,432  Microsoft Corp.                       3,245,289
                                               ------------
                                                  6,454,842
                                               ------------
            SPECIALTY RETAIL -- 0.5%
    45,980  Home Depot (The), Inc.                3,208,484
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 0.5%
    19,283  VF Corp.                              3,234,723
                                               ------------
            TOBACCO -- 2.7%
    94,281  Altria Group, Inc.                    3,242,323
    29,937  British American Tobacco PLC, ADR     3,204,756
    79,816  Lorillard, Inc.                       3,220,576
    34,724  Philip Morris International, Inc.     3,219,262
    72,878  Reynolds American, Inc.               3,242,342
                                               ------------
                                                 16,129,259
                                               ------------
            WATER UTILITIES -- 1.1%
    56,786  American States Water Co.             3,269,170
   104,115  Aqua America, Inc.                    3,273,376
                                               ------------
                                                  6,542,546
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.5%
   112,434  Vodafone Group PLC, ADR               3,194,250
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

MARCH 31, 2013 (UNAUDITED)

            DESCRIPTION                           VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%        $606,285,258
            (Cost $510,316,890) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    138,400
                                               ------------
            NET ASSETS -- 100.0%               $606,423,658
                                               ============

(a)   Master Limited Partnership ("MLP").

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $97,060,995 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,092,627.

ADR   - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $606,285,258     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AUTO COMPONENTS -- 1.1%
    13,865  Drew Industries, Inc.              $    503,438
                                               ------------
            AUTOMOBILES -- 3.8%
     8,473  Harley-Davidson, Inc.                   451,611
    11,437  Thor Industries, Inc.                   420,767
     4,305  Toyota Motor Corp., ADR                 441,865
    24,922  Winnebago Industries, Inc. (a)          514,390
                                               ------------
                                                  1,828,633
                                               ------------
            BIOTECHNOLOGY -- 1.0%
     3,978  Celgene Corp. (a)                       461,090
                                               ------------
            BUILDING PRODUCTS -- 5.4%
    14,329  American Woodmark Corp. (a)             487,616
    20,709  Apogee Enterprises, Inc.                599,526
    24,638  Gibraltar Industries, Inc. (a)          449,643
     8,271  Lennox International, Inc.              525,126
    10,447  Trex Co., Inc. (a)                      513,783
                                               ------------
                                                  2,575,694
                                               ------------
            CAPITAL MARKETS -- 6.9%
     3,134  Affiliated Managers Group,
               Inc. (a)                             481,289
    20,801  AllianceBernstein Holding LP            455,542
    12,687  Eaton Vance Corp.                       530,697
    20,242  Morgan Stanley                          444,919
    13,216  Piper Jaffray Cos., Inc. (a)            453,309
    10,652  Raymond James Financial, Inc.           491,057
     7,479  State Street Corp.                      441,934
                                               ------------
                                                  3,298,747
                                               ------------
            CHEMICALS -- 3.9%
     7,218  Axiall Corp.                            448,671
     4,224  Monsanto Co.                            446,181
    49,125  Penford Corp. (a)                       538,901
    14,548  Tredegar Corp.                          428,293
                                               ------------
                                                  1,862,046
                                               ------------
            COMMERCIAL BANKS -- 1.9%
    15,626  Popular, Inc. (a)                       431,434
    37,102  Susquehanna Bancshares, Inc.            461,178
                                               ------------
                                                    892,612
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               3.8%
    11,163  Consolidated Graphics, Inc. (a)         436,473
     9,865  G&K Services, Inc., Class A             448,956
    29,471  Steelcase, Inc., Class A                434,108
    13,059  United Stationers, Inc.                 504,731
                                               ------------
                                                  1,824,268
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 0.9%
    25,139  Arris Group, Inc. (a)                   431,637
                                               ------------
            COMPUTERS & PERIPHERALS -- 0.9%
    17,358  Electronics for Imaging, Inc. (a)       440,199
                                               ------------


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            CONSTRUCTION & ENGINEERING --
               1.0%
    10,967  EMCOR Group, Inc.                  $    464,891
                                               ------------
            CONSTRUCTION MATERIALS -- 3.0%
     8,231  Eagle Materials, Inc.                   548,432
    40,540  Headwaters, Inc. (a)                    441,886
     4,326  Martin Marietta Materials, Inc.         441,338
                                               ------------
                                                  1,431,656
                                               ------------
            DIVERSIFIED CONSUMER SERVICES --
               1.8%
    39,372  Carriage Services, Inc.                 836,655
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.0%
     9,013  Badger Meter, Inc.                      482,376
                                               ------------
            FOOD PRODUCTS -- 2.9%
    13,781  Flowers Foods, Inc.                     453,946
    15,764  Tootsie Roll Industries, Inc.           471,502
    10,655  Unilever PLC, ADR                       450,067
                                               ------------
                                                  1,375,515
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.0%
    33,885  Cutera, Inc. (a)                        440,505
    19,090  SurModics, Inc. (a)                     520,203
                                               ------------
                                                    960,708
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 1.4%
    42,075  AMN Healthcare Services, Inc. (a)       666,047
                                               ------------
            HEALTH CARE TECHNOLOGY -- 1.0%
    24,149  Omnicell, Inc. (a)                      455,933
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
               2.9%
     9,677  Domino's Pizza, Inc.                    497,785
    26,694  International Game Technology           440,451
    32,356  Krispy Kreme Doughnuts, Inc. (a)        467,221
                                               ------------
                                                  1,405,457
                                               ------------
            HOUSEHOLD DURABLES -- 10.9%
    21,067  D.R. Horton, Inc.                       511,928
    16,332  Ethan Allen Interiors, Inc.             537,650
    10,782  Lennar Corp., Class A                   447,238
    11,579  M.D.C. Holdings, Inc.                   424,370
     4,584  Mohawk Industries, Inc. (a)             518,542
       456  NVR, Inc. (a)                           492,530
    22,739  PulteGroup, Inc. (a)                    460,237
    11,379  Ryland Group (The), Inc.                473,594
    52,737  Standard Pacific Corp. (a)              455,648
     5,461  Tupperware Brands Corp.                 446,382
     3,822  Whirlpool Corp.                         452,754
                                               ------------
                                                  5,220,873
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE -- 4.8%
     7,290  Aon PLC                            $    448,335
    14,078  Brown & Brown, Inc.                     451,059
     9,583  Cincinnati Financial Corp.              452,222
    47,238  Genworth Financial, Inc.,
               Class A (a)                          472,380
    13,781  Lincoln National Corp.                  449,398
                                               ------------
                                                  2,273,394
                                               ------------
            INTERNET & CATALOG RETAIL -- 0.9%
    88,063  1-800-Flowers.Com, Inc.,
               Class A (a)                          437,673
                                               ------------
            IT SERVICES -- 2.9%
     9,164  Computer Sciences Corp.                 451,144
     6,412  DST Systems, Inc.                       456,983
    81,750  StarTek, Inc. (a)                       478,237
                                               ------------
                                                  1,386,364
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.9%
    11,559  Brunswick Corp.                         395,549
    70,317  Nautilus, Inc. (a)                      513,314
                                               ------------
                                                    908,863
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.9%
    44,605  Albany Molecular Research,
               Inc. (a)                             468,799
     6,064  Covance, Inc. (a)                       450,676
                                               ------------
                                                    919,475
                                               ------------
            MACHINERY -- 4.7%
     7,997  Crane Co.                               446,712
     3,110  Flowserve Corp.                         521,578
     4,868  Lindsay Corp.                           429,260
    21,641  Manitowoc (The) Co., Inc.               444,939
    69,164  Mueller Water Products, Inc.,
               Class A                              410,143
                                               ------------
                                                  2,252,632
                                               ------------
            MEDIA -- 2.2%
    10,029  Lamar Advertising Co., Class A (a)      487,509
    24,514  Lions Gate Entertainment Corp. (a)      582,698
                                               ------------
                                                  1,070,207
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
               2.1%
     8,355  Cabot Oil & Gas Corp.                   564,881
    10,044  Valero Energy Corp.                     456,902
                                               ------------
                                                  1,021,783
                                               ------------
            PAPER & FOREST PRODUCTS -- 1.0%
    21,825  Louisiana-Pacific Corp. (a)             471,420
                                               ------------
            PROFESSIONAL SERVICES -- 2.0%
     9,167  Equifax, Inc.                           527,928


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            PROFESSIONAL SERVICES (CONTINUED)
    11,716  Robert Half International, Inc.    $    439,701
                                               ------------
                                                    967,629
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS --
               0.9%
     9,458  Potlatch Corp.                          433,744
                                               ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.0%
    18,019  CBRE Group, Inc., Class A (a)           454,980
                                               ------------
            ROAD & RAIL -- 4.2%
     5,073  Canadian Pacific Railway Ltd.           661,875
     4,772  Genesee & Wyoming, Inc.,
               Class A (a)                          444,321
    20,958  Hertz Global Holdings, Inc. (a)         466,525
     7,399  Ryder System, Inc.                      442,090
                                               ------------
                                                  2,014,811
                                               ------------
            SOFTWARE -- 1.9%
    30,414  Cadence Design Systems, Inc. (a)        423,667
    39,421  SeaChange International, Inc. (a)       468,716
                                               ------------
                                                    892,383
                                               ------------
            SPECIALTY RETAIL -- 7.0%
    29,648  Big 5 Sporting Goods Corp.              462,805
    10,962  CarMax, Inc. (a)                        457,116
    71,269  Christopher & Banks Corp. (a)           458,260
    13,528  Conn's, Inc. (a)                        485,655
    23,875  Haverty Furniture Cos., Inc.            490,870
     8,244  Lumber Liquidators Holdings,
               Inc. (a)                             578,894
    19,152  Sonic Automotive, Inc., Class A         424,408
                                               ------------
                                                  3,358,008
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.2%
    11,012  Luxottica Group S.p.A. ADR              553,793
                                               ------------
            THRIFTS & MORTGAGE FINANCE --
               0.9%
    26,128  Flushing Financial Corp.                442,608
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.0%
    27,283  Lawson Products, Inc.                   479,635
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          47,757,877
            (Cost $42,698,255) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      3,006
                                               ------------
            NET ASSETS -- 100.0%               $ 47,760,883
                                               ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

MARCH 31, 2013 (UNAUDITED)

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,162,679 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $103,057.

ADR   - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 47,757,877     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

      First Trust Dow Jones Select MicroCap Index(SM) Fund - (NYSE Arca, Inc.
         ("NYSE Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders(SM) Index Fund - (NYSE Arca
         ticker "FDL")
      First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index(SM) Fund - (NYSE Arca ticker "FDN") First Trust Strategic Value Index Fund - (NYSE Arca ticker "FDV")
      First Trust Value Linea Equity Allocation Index Fund - (NYSE Arca ticker
         "FVI")
      First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD") First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca ticker
         "FVL")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2013 (UNAUDITED)

for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2013 (UNAUDITED)

the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2013, only FPX and FBT have securities in the securities lending program.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2013 (UNAUDITED)

                             LICENSING INFORMATION

The Dow Jones Internet Composite Index and Dow Jones Select MicroCap Index are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use. Standard and Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Select MicroCap Index Fund, based on the Dow Jones Select MicroCap Index and the First Trust Dow Jones Internet Index Fund, based on the Dow Jones Internet Composite Index, are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of trading in such Funds.

Morningstar is a registered service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar Dividend Leaders Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., and Morningstar makes no representation regarding the advisability of investing in the Fund. MORNINGSTAR MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

The First Trust US IPO Index Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER AND IPOX(R)-100 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE EURONEXT MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

"Credit Suisse", "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group, Credit Suisse Securities (USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust. THE FIRST TRUST STRATEGIC VALUE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE OR THE INDEX CALCULATION AGENT, AND CREDIT SUISSE AND THE INDEX CALCULATION AGENT MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCT(S) OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT, THE FIGURE AT WHICH THE SAID INDEX STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT(TM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE OR THE INDEX CALCULATION AGENT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND FIRST TRUST.

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2013 (UNAUDITED)

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R)100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS-- 100.0%
            AIR FREIGHT & LOGISTICS -- 1.9%
    20,574  C.H. Robinson Worldwide, Inc.      $  1,223,330
    31,744  Expeditors International of
               Washington, Inc.                   1,133,578
                                               ------------
                                                  2,356,908
                                               ------------
            BEVERAGES -- 1.0%
    25,235  Monster Beverage Corp. (a)            1,204,719
                                               ------------
            BIOTECHNOLOGY -- 7.3%
    13,034  Alexion Pharmaceuticals, Inc. (a)     1,200,953
    13,296  Amgen, Inc.                           1,362,973
     6,906  Biogen Idec, Inc. (a)                 1,332,236
    10,854  Celgene Corp. (a)                     1,258,087
    27,016  Gilead Sciences, Inc. (a)             1,321,893
     7,099  Regeneron Pharmaceuticals,
               Inc. (a)                           1,252,264
    23,357  Vertex Pharmaceuticals, Inc. (a)      1,284,168
                                               ------------
                                                  9,012,574
                                               ------------
            CHEMICALS -- 1.0%
    15,464  Sigma-Aldrich Corp.                   1,201,243
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.0%
    11,982  Stericycle, Inc. (a)                  1,272,249
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 2.9%
    55,646  Cisco Systems, Inc.                   1,163,558
    13,419  F5 Networks, Inc. (a)                 1,195,364
    18,788  QUALCOMM, Inc.                        1,257,857
                                               ------------
                                                  3,616,779
                                               ------------
            COMPUTERS & PERIPHERALS -- 5.9%
     2,751  Apple, Inc.                           1,217,675
    85,316  Dell, Inc.                            1,222,578
    35,306  NetApp, Inc. (a)                      1,206,053
    22,137  SanDisk Corp. (a)                     1,217,535
    34,536  Seagate Technology PLC                1,262,636
    24,339  Western Digital Corp.                 1,223,765
                                               ------------
                                                  7,350,242
                                               ------------
            FOOD & STAPLES RETAILING -- 2.0%
    12,000  Costco Wholesale Corp.                1,273,320
    14,022  Whole Foods Market, Inc.              1,216,408
                                               ------------
                                                  2,489,728
                                               ------------
            FOOD PRODUCTS -- 2.1%
    24,286  Kraft Foods Group, Inc.               1,251,457
    42,988  Mondelez International, Inc.,
               Class A                            1,315,863
                                               ------------
                                                  2,567,320
                                               ------------

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.1%
    28,842  DENTSPLY International, Inc.       $  1,223,478
     2,658  Intuitive Surgical, Inc. (a)          1,305,583
                                               ------------
                                                  2,529,061
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.0%
    23,505  Catamaran Corp. (a)                   1,246,470
    20,419  Express Scripts Holding Co. (a)       1,177,155
    13,592  Henry Schein, Inc. (a)                1,257,940
                                               ------------
                                                  3,681,565
                                               ------------
            HEALTH CARE TECHNOLOGY -- 1.0%
    13,159  Cerner Corp. (a)                      1,246,815
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
               2.0%
    21,163  Starbucks Corp.                       1,205,445
    10,176  Wynn Resorts Ltd.                     1,273,628
                                               ------------
                                                  2,479,073
                                               ------------
            HOUSEHOLD DURABLES -- 0.9%
    35,326  Garmin Ltd. (b)                       1,167,171
                                               ------------
            INTERNET & CATALOG RETAIL -- 3.8%
     4,661  Amazon.com, Inc. (a)                  1,242,110
    18,428  Expedia, Inc.                         1,105,865
    56,548  Liberty Interactive Corp.,
               Class A (a)                        1,208,996
     1,711  Priceline.com, Inc. (a)               1,177,048
                                               ------------
                                                  4,734,019
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               7.1%
    35,183  Akamai Technologies, Inc. (a)         1,241,608
    14,340  Baidu, Inc., ADR (a)                  1,257,618
    24,204  eBay, Inc. (a)                        1,312,341
     5,812  Equinix, Inc. (a)                     1,257,194
    45,777  Facebook, Inc., Class A (a)           1,170,976
     1,498  Google, Inc., Class A (a)             1,189,457
    55,393  Yahoo!, Inc. (a)                      1,303,397
                                               ------------
                                                  8,732,591
                                               ------------
            IT SERVICES -- 4.0%
    18,928  Automatic Data Processing, Inc.       1,230,698
    15,578  Cognizant Technology Solutions
               Corp., Class A (a)                 1,193,431
    14,287  Fiserv, Inc. (a)                      1,254,827
    35,897  Paychex, Inc.                         1,258,908
                                               ------------
                                                  4,937,864
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.0%
    28,972  Mattel, Inc.                          1,268,684
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES --
               1.0%
    19,317  Life Technologies Corp. (a)        $  1,248,458
                                               ------------
            MACHINERY -- 1.0%
    23,957  PACCAR, Inc.                          1,211,266
                                               ------------
            MEDIA -- 8.1%
    29,989  Comcast Corp., Class A                1,259,838
    22,210  DIRECTV (a)                           1,257,308
    15,798  Discovery Communications, Inc.,
               Class A (a)                        1,243,934
    17,671  Liberty Global, Inc.,
               Class A (a) (b)                    1,297,051
    40,226  News Corp., Class A                   1,227,698
   392,561  Sirius XM Radio, Inc.                 1,209,088
    19,339  Viacom, Inc., Class B                 1,190,702
    26,272  Virgin Media, Inc.                    1,286,540
                                               ------------
                                                  9,972,159
                                               ------------
            METALS & MINING -- 1.0%
    14,856  Randgold Resources Ltd., ADR          1,277,319
                                               ------------
            MULTILINE RETAIL -- 2.0%
    27,590  Dollar Tree, Inc. (a)                 1,336,184
    23,560  Sears Holdings Corp. (a) (b)          1,177,293
                                               ------------
                                                  2,513,477
                                               ------------
            PHARMACEUTICALS -- 2.0%
    40,002  Mylan, Inc. (a)                       1,157,658
    10,505  Perrigo Co.                           1,247,258
                                               ------------
                                                  2,404,916
                                               ------------
            PROFESSIONAL SERVICES -- 1.0%
    20,317  Verisk Analytics, Inc.,
               Class A (a)                        1,252,137
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 14.0%
    34,733  Altera Corp.                          1,231,980
    26,785  Analog Devices, Inc.                  1,245,235
    91,863  Applied Materials, Inc.               1,238,313
    33,904  Avago Technologies Ltd.               1,217,832
    35,244  Broadcom Corp., Class A               1,221,909
    57,076  Intel Corp.                           1,247,111
    23,175  KLA-Tencor Corp.                      1,222,250
    32,358  Linear Technology Corp.               1,241,576
    37,165  Maxim Integrated Products, Inc.       1,213,437
    33,642  Microchip Technology, Inc.            1,236,680
   130,434  Micron Technology, Inc. (a)           1,301,731
    96,511  NVIDIA Corp.                          1,237,271
    34,802  Texas Instruments, Inc.               1,234,775
    31,760  Xilinx, Inc.                          1,212,279
                                               ------------
                                                 17,302,379
                                               ------------

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            SOFTWARE -- 11.9%
    83,336  Activision Blizzard, Inc.          $  1,214,206
    29,504  Adobe Systems, Inc. (a)               1,283,719
    30,400  Autodesk, Inc. (a)                    1,253,696
    27,671  BMC Software, Inc. (a)                1,281,998
    47,971  CA, Inc.                              1,207,430
    24,359  Check Point Software Technologies
               Ltd. (a)                           1,144,629
    16,550  Citrix Systems, Inc. (a)              1,194,248
    18,662  Intuit, Inc.                          1,225,160
    43,494  Microsoft Corp.                       1,244,363
    65,744  Nuance Communications, Inc. (a)       1,326,714
    33,596  Oracle Corp.                          1,086,495
    49,750  Symantec Corp. (a)                    1,227,830
                                               ------------
                                                 14,690,488
                                               ------------
            SPECIALTY RETAIL -- 4.1%
    20,039  Bed Bath & Beyond, Inc. (a)           1,290,912
    11,766  O'Reilly Automotive, Inc. (a)         1,206,603
    21,700  Ross Stores, Inc.                     1,315,454
    90,974  Staples, Inc.                         1,221,781
                                               ------------
                                                  5,034,750
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 0.9%
    11,629  Fossil, Inc. (a)                      1,123,361
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.0%
    24,028  Fastenal Co.                          1,233,838
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 2.0%
    17,190  SBA Communications Corp.,
               Class A (a)                        1,238,024
    44,154  Vodafone Group PLC, ADR               1,254,415
                                               ------------
                                                  2,492,439
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       123,605,592
            (Cost $110,494,071)                ------------

            COLLATERAL FOR SECURITIES ON
               LOAN -- 2.2%
            MONEY MARKET FUND -- 0.4%
   556,761  Goldman Sachs Financial Square
               Treasury Instruments
               Fund - Institutional Class -
               0.001% (c)                           556,761
            (Cost $556,761)


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

MARCH 31, 2013 (UNAUDITED)

PRINCIPAL
  VALUE     DESCRIPTION                           VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENT - 1.8%
$2,213,903  JPMorgan Chase & Co., 0.05% (c),
               dated 03/28/13, due 04/01/13,
               with a maturity value of
               $2,213,915. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.625%, due 08/31/17.
               The value of the collateral
               including accrued interest is
               $2,257,365.                      $ 2,213,903
            (Cost $2,213,903)                  ------------

            TOTAL COLLATERAL FOR SECURITIES
               ON LOAN - 2.2%                     2,770,664
            (Cost $2,770,664)                  ------------

            TOTAL INVESTMENTS -- 102.2%         126,376,256
            (Cost $113,264,735) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (2.2)%               (2,742,687)
                                               ------------
            NET ASSETS -- 100.0%               $123,633,569
                                               ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $2,714,313 and the total value of the collateral held by the Fund is $2,770,664.

(c)   Interest rate shown reflects yield as of March 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,976,271 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,864,750.

ADR   - American Depositary Receipt


----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $123,605,592    $        --    $    --
Money Market Fund          556,761             --         --
Repurchase Agreement            --      2,213,903         --
                      ---------------------------------------
Total Investments     $124,162,353   $  2,213,903    $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT -- 6.7%
   116,432  Cisco Systems, Inc.                $  2,434,593
    28,078  F5 Networks, Inc. (a)                 2,501,188
    39,313  QUALCOMM, Inc.                        2,632,006
                                               ------------
                                                  7,567,787
                                               ------------
            COMPUTERS & PERIPHERALS -- 13.6%
     5,755  Apple, Inc.                           2,547,335
   178,512  Dell, Inc.                            2,558,077
    73,873  NetApp, Inc. (a)                      2,523,502
    46,319  SanDisk Corp. (a)                     2,547,545
    72,264  Seagate Technology PLC                2,641,972
    50,926  Western Digital Corp.                 2,560,559
                                               ------------
                                                 15,378,990
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 2.3%
    49,181  Catamaran Corp. (a)                   2,608,068
                                               ------------
            HEALTH CARE TECHNOLOGY -- 2.3%
    27,530  Cerner Corp. (a)                      2,608,468
                                               ------------
            HOUSEHOLD DURABLES -- 2.2%
    73,915  Garmin Ltd.                           2,442,152
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               13.7%
    73,617  Akamai Technologies, Inc. (a)         2,597,944
    30,004  Baidu, Inc., ADR (a)                  2,631,351
    12,159  Equinix, Inc. (a)                     2,630,113
    95,782  Facebook, Inc., Class A (a)           2,450,103
     3,135  Google, Inc., Class A (a)             2,489,284
   115,903  Yahoo!, Inc. (a)                      2,727,198
                                               ------------
                                                 15,525,993
                                               ------------
            IT SERVICES -- 2.2%
    32,596  Cognizant Technology Solutions
               Corp., Class A (a)                 2,497,180
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 32.0%
    72,675  Altera Corp.                          2,577,782
    56,043  Analog Devices, Inc.                  2,605,439
   192,212  Applied Materials, Inc.               2,591,018
    70,938  Avago Technologies Ltd.               2,548,093
    73,744  Broadcom Corp., Class A               2,556,705
   119,425  Intel Corp.                           2,609,436
    48,491  KLA-Tencor Corp.                      2,557,415
    67,705  Linear Technology Corp.               2,597,841
    77,763  Maxim Integrated Products, Inc.       2,538,962
    70,391  Microchip Technology, Inc.            2,587,573
   272,918  Micron Technology, Inc. (a)           2,723,722
   201,937  NVIDIA Corp.                          2,588,832
    72,820  Texas Instruments, Inc.               2,583,654


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    66,454  Xilinx, Inc.                       $  2,536,549
                                               ------------
                                                 36,203,021
                                               ------------
            SOFTWARE -- 25.0%
    61,732  Adobe Systems, Inc. (a)               2,685,959
    63,608  Autodesk, Inc. (a)                    2,623,194
    57,898  BMC Software, Inc. (a)                2,682,414
   100,373  CA, Inc.                              2,526,388
    50,969  Check Point Software Technologies
               Ltd. (a)                           2,395,033
    34,628  Citrix Systems, Inc. (a)              2,498,757
    39,048  Intuit, Inc.                          2,563,501
    91,004  Microsoft Corp.                       2,603,625
   137,560  Nuance Communications, Inc. (a)       2,775,961
    70,294  Oracle Corp.                          2,273,308
   104,096  Symantec Corp. (a)                    2,569,089
                                               ------------
                                                 28,197,229
                                               ------------

            TOTAL INVESTMENTS -- 100.0%         113,028,888
            (Cost $108,206,274) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                   17,395
                                               ------------
            NET ASSETS -- 100.0%               $113,046,283
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,471,936 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,649,322.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) FUND

MARCH 31, 2013 (UNAUDITED)

------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $113,028,888     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at the current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            AIR FREIGHT & LOGISTICS -- 3.4%
    16,115  C.H. Robinson Worldwide, Inc.      $    958,198
    24,864  Expeditors International of
               Washington, Inc.                     887,893
                                               ------------
                                                  1,846,091
                                               ------------
            BEVERAGES -- 1.7%
    19,766  Monster Beverage Corp. (b)              943,629
                                               ------------
            BIOTECHNOLOGY -- 13.0%
    10,209  Alexion Pharmaceuticals, Inc. (b)       940,657
    10,414  Amgen, Inc.                           1,067,539
     5,410  Biogen Idec, Inc. (b)                 1,043,643
     8,502  Celgene Corp. (b)                       985,467
    21,161  Gilead Sciences, Inc. (b)             1,035,408
     5,560  Regeneron Pharmaceuticals,
               Inc. (b)                             980,784
    18,295  Vertex Pharmaceuticals, Inc. (b)      1,005,859
                                               ------------
                                                  7,059,357
                                               ------------
            CHEMICALS -- 1.7%
    12,113  Sigma-Aldrich Corp.                     940,938
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.8%
     9,386  Stericycle, Inc. (b)                    996,606
                                               ------------
            FOOD & STAPLES RETAILING -- 3.6%
     9,399  Costco Wholesale Corp.                  997,328
    10,983  Whole Foods Market, Inc.                952,775
                                               ------------
                                                  1,950,103
                                               ------------
            FOOD PRODUCTS -- 3.7%
    19,023  Kraft Foods Group, Inc.                 980,255
    33,671  Mondelez International, Inc.,
               Class A                            1,030,670
                                               ------------
                                                  2,010,925
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 3.6%
    22,590  DENTSPLY International, Inc.            958,268
     2,081  Intuitive Surgical, Inc. (b)          1,022,166
                                               ------------
                                                  1,980,434
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.5%
    15,994  Express Scripts Holding Co. (b)         922,054
    10,646  Henry Schein, Inc. (b)                  985,287
                                               ------------
                                                  1,907,341
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
               3.6%
    16,576  Starbucks Corp.                         944,169
     7,970  Wynn Resorts Ltd.                       997,525
                                               ------------
                                                  1,941,694
                                               ------------

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            INTERNET & CATALOG RETAIL -- 6.8%
     3,651  Amazon.com, Inc. (b)               $    972,955
    14,434  Expedia, Inc.                           866,185
    44,292  Liberty Interactive Corp.,
               Class A (b)                          946,963
     1,340  priceline.com, Inc. (b)                 921,826
                                               ------------
                                                  3,707,929
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               1.9%
    18,958  eBay, Inc. (b)                        1,027,903
                                               ------------
            IT SERVICES -- 5.4%
    14,826  Automatic Data Processing, Inc.         963,986
    11,191  Fiserv, Inc. (b)                        982,906
    28,117  Paychex, Inc.                           986,063
                                               ------------
                                                  2,932,955
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.8%
    22,693  Mattel, Inc.                            993,727
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.8%
    15,131  Life Technologies Corp. (b)             977,917
                                               ------------
            MACHINERY -- 1.7%
    18,765  PACCAR, Inc.                            948,758
                                               ------------
            MEDIA -- 14.3%
    23,489  Comcast Corp., Class A                  986,773
    17,396  DIRECTV (b)                             984,788
    12,371  Discovery Communications, Inc.,
               Class A (b)                          974,092
    13,841  Liberty Global, Inc.,
               Class A (b) (c)                    1,015,929
    31,508  News Corp., Class A                     961,624
   307,479  Sirius XM Radio, Inc.                   947,035
    15,147  Viacom, Inc., Class B                   932,601
    20,578  Virgin Media, Inc.                    1,007,705
                                               ------------
                                                  7,810,547
                                               ------------
            METALS & MINING -- 1.8%
    11,636  Randgold Resources Ltd., ADR          1,000,463
                                               ------------
            MULTILINE RETAIL -- 3.6%
    21,610  Dollar Tree, Inc. (b)                 1,046,572
    18,452  Sears Holdings Corp. (b) (c)            922,047
                                               ------------
                                                  1,968,619
                                               ------------
            PHARMACEUTICALS -- 3.5%
    31,330  Mylan, Inc. (b)                         906,690
     8,226  Perrigo Co.                             976,673
                                               ------------
                                                  1,883,363
                                               ------------
            PROFESSIONAL SERVICES -- 1.8%
    15,914  Verisk Analytics, Inc.,
               Class A (b)                          980,780
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SOFTWARE -- 1.7%
    65,274  Activision Blizzard, Inc.          $    951,042
                                               ------------
            SPECIALTY RETAIL -- 7.2%
    15,695  Bed Bath & Beyond, Inc. (b)           1,011,072
     9,216  O'Reilly Automotive, Inc. (b)           945,101
    16,997  Ross Stores, Inc.                     1,030,358
    71,256  Staples, Inc.                           956,968
                                               ------------
                                                  3,943,499
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.6%
     9,109  Fossil, Inc. (b)                        879,929
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.8%
    18,821  Fastenal Co.                            966,458
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 3.6%
    13,464  SBA Communications Corp.,
               Class A (b)                          969,677
    34,585  Vodafone Group PLC, ADR                 982,560
                                               ------------
                                                  1,952,237
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         54,503,244
            (Cost $45,655,764)                 ------------

            MONEY MARKET FUND -- 0.1%
    41,295  Morgan Stanley Institutional
               Liquidity Funds - Treasury
               Portfolio - Institutional
               Class - 0.03% (d)                     41,295
            (Cost $41,295)                     ------------

            COLLATERAL FOR SECURITIES ON LOAN
               -- 2.6%
            MONEY MARKET FUND -- 0.5%
   285,601  Goldman Sachs Financial Square
               Treasury Instruments Fund
               - Institutional Class -
               0.001% (d)                           285,601
            (Cost $285,601)

PRINCIPAL
  VALUE
----------
            REPURCHASE AGREEMENT -- 2.1%
$1,135,665  JPMorgan Chase & Co., 0.05% (d),
               dated 03/28/13, due 04/01/13,
               with a maturity value of
               $1,135,671. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.625%, due 08/31/17.
               The value of the collateral
               including accrued interest is
               $1,157,960.                        1,135,665
            (Cost $1,135,665)                  ------------


            DESCRIPTION                           VALUE
-----------------------------------------------------------
            TOTAL COLLATERAL FOR SECURITIES
               ON LOAN -- 2.6%                 $  1,421,266
            (Cost $1,421,266)                  ------------

            TOTAL INVESTMENTS -- 102.6%          55,965,805
            (Cost $47,118,325) (e)
            NET OTHER ASSETS AND
              LIABILITIES -- (2.6)%              (1,437,327)
                                               ------------
            NET ASSETS -- 100.0%               $ 54,528,478
                                               ============


(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $1,392,623 and the total value of the collateral held by the Fund is $1,421,266.

(d)   Interest rate shown reflects yield as of March 31, 2013.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,392,987 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $545,507.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

MARCH 31, 2013 (UNAUDITED)

---------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 54,503,244    $        --    $    --
Money Market Funds         326,896             --         --
Repurchase Agreement            --      1,135,665         --
                      ---------------------------------------
Total Investments     $ 54,830,140    $ 1,135,665    $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 7.0%
    62,797  Hexcel Corp. (a)                   $  1,821,741
                                               ------------
            AUTOMOBILES -- 8.4%
    57,553  Tesla Motors, Inc. (a) (b)            2,180,683
                                               ------------
            CHEMICALS -- 1.1%
    23,800  Zoltek Cos., Inc. (a) (b)               284,410
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.4%
    20,778  EnerNOC, Inc. (a)                       360,914
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 0.4%
    18,308  EMCORE Corp. (a)                        106,553
                                               ------------
            ELECTRICAL EQUIPMENT -- 1.6%
    39,856  American Superconductor
               Corp. (a) (b)                        106,017
    28,282  Enphase Energy, Inc. (a) (b)            175,348
   131,263  FuelCell Energy, Inc. (a)               123,886
                                               ------------
                                                    405,251
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 13.5%
    85,083  AVX Corp.                             1,012,488
    23,824  Itron, Inc. (a)                       1,105,433
    20,214  Maxwell Technologies, Inc. (a)          108,953
    84,578  Power-One, Inc. (a)                     350,999
    31,940  Universal Display Corp. (a) (b)         938,717
                                               ------------
                                                  3,516,590
                                               ------------
            MACHINERY -- 2.9%
    18,293  ESCO Technologies, Inc.                 747,452
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
               4.0%
    47,586  Amyris, Inc. (a) (b)                    146,565
    20,852  Green Plains Renewable Energy,
               Inc. (a)                             238,547
    35,664  KiOR, Inc., Class A (a) (b)             165,837
    21,144  Renewable Energy Group, Inc. (a)        162,597
    42,302  Solazyme, Inc. (a) (b)                  330,379
                                               ------------
                                                  1,043,925
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 59.7%
    26,235  Advanced Energy Industries,
               Inc. (a)                             480,101
    29,948  Canadian Solar, Inc. (a) (b)            103,620
    44,319  Cree, Inc. (a)                        2,424,693
    70,285  Fairchild Semiconductor
               International, Inc. (a)              993,830
    38,773  First Solar, Inc. (a) (b)             1,045,320
    82,631  GT Advanced Technologies,
               Inc. (a) (b)                         271,856


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    47,683  International Rectifier Corp. (a)  $  1,008,496
    52,420  Linear Technology Corp.               2,011,355
   159,971  MEMC Electronic Materials,
               Inc. (a)                             703,872
    48,584  Microsemi Corp. (a)                   1,125,691
   250,569  ON Semiconductor Corp. (a)            2,074,711
    19,940  Power Integrations, Inc.                865,595
    59,941  ReneSola Ltd., ADR (a) (b)               82,719
    82,615  SunPower Corp. (a) (b)                  953,377
    90,839  Suntech Power Holdings Co., Ltd.,
               ADR (a)                               35,427
    50,992  Trina Solar Ltd., ADR (a) (b)           185,101
    27,123  Veeco Instruments, Inc. (a)           1,039,625
    71,489  Yingli Green Energy Holding Co.,
               Ltd., ADR (a) (b)                    135,829
                                               ------------
                                                 15,541,218
                                               ------------
            TOTAL COMMON STOCKS --100.0%         26,008,737
            (Cost $26,927,876)                 ------------

            COLLATERAL FOR SECURITIES
                ON LOAN -- 19.3%
            MONEY MARKET FUND -- 3.9%
 1,012,243  Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c)                         1,012,243
            (Cost $1,012,243)

PRINCIPAL
  VALUE
----------
            REPURCHASE AGREEMENT -- 15.4%
$4,025,081  JPMorgan Chase & Co., 0.05% (c),
               dated 03/28/13, due 04/01/13,
               with a maturity value of
               $4,025,103. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.625%, due 08/31/17.
               The value of the collateral
               including accrued interest is
               $4,104,100.                        4,025,081
            (Cost $4,025,081)                  ------------

            TOTAL COLLATERAL FOR SECURITIES
               ON LOAN - 19.3%                    5,037,324
            (Cost $5,037,324)                  ------------

            TOTAL INVESTMENTS -- 119.3%          31,046,061
            (Cost $31,965,200) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (19.3)%              (5,028,593)
                                               ------------
            NET ASSETS -- 100.0%                $26,017,468
                                               ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

MARCH 31, 2013 (UNAUDITED)

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $4,919,985 and the total value of the collateral held by the Fund is $5,037,324.

(c)   Interest rate shown reflects yield as of March 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,505,734 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,424,873.

ADR   - American Depositary Receipt


---------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 26,008,737    $        --    $    --
Money Market Fund        1,012,243             --         --
Repurchase Agreement            --      4,025,081         --
                      ---------------------------------------
Total Investments     $ 27,020,980    $ 4,025,081    $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            DIVERSIFIED REITS -- 7.8%
    31,689  American Assets Trust, Inc.        $  1,014,365
    12,182  American Realty Capital
               Properties, Inc.                     178,832
    67,806  CapLease, Inc.                          431,924
    85,194  Cousins Properties, Inc.                910,724
   302,345  Duke Realty Corp.                     5,133,818
    48,005  First Potomac Realty Trust              711,914
    10,551  Gladstone Commercial Corp.              205,428
     1,128  Gyrodyne Co. of America, Inc.            82,919
    87,879  Investors Real Estate Trust             867,366
   168,814  Lexington Realty Trust                1,992,005
   112,391  Liberty Property Trust                4,467,542
    10,577  One Liberty Properties, Inc.            229,732
    16,900  PS Business Parks, Inc.               1,333,748
    15,506  Select Income REIT                      410,134
   159,217  Vornado Realty Trust                 13,316,910
    62,445  Washington Real Estate Investment
               Trust                              1,738,469
    15,833  Whitestone REIT                         239,712
    27,368  Winthrop Realty Trust                   344,289
    53,733  WP Carey, Inc.                        3,621,604
                                               ------------
                                                 37,231,435
                                               ------------
            INDUSTRIAL REITS -- 5.1%
   263,475  DCT Industrial Trust, Inc.            1,949,715
    28,131  EastGroup Properties, Inc.            1,637,224
    91,330  First Industrial Realty Trust,
               Inc.                               1,564,483
    39,139  Monmouth Real Estate Investment
               Corp., Class A                       436,400
   435,012  Prologis, Inc.                       17,391,780
    38,922  STAG Industrial, Inc.                   827,871
    15,690  Terreno Realty Corp.                    282,106
                                               ------------
                                                 24,089,579
                                               ------------
            OFFICE REITS -- 13.7%
    59,912  Alexandria Real Estate Equities,
               Inc.                               4,252,554
   159,004  BioMed Realty Trust, Inc.             3,434,486
   142,530  Boston Properties, Inc.              14,404,082
   134,830  Brandywine Realty Trust               2,002,226
   111,198  CommonWealth REIT                     2,495,283
    19,928  Coresite Realty Corp.                   697,081
    80,408  Corporate Office Properties Trust     2,145,285
   117,626  Digital Realty Trust, Inc.            7,870,356
   123,471  Douglas Emmett, Inc.                  3,078,132
    62,170  DuPont Fabros Technology, Inc.        1,508,866
    67,821  Franklin Street Properties Corp.        991,543
    51,308  Government Properties Income
               Trust                              1,320,155
    75,716  Highwoods Properties, Inc.            2,996,082
    39,644  Hudson Pacific Properties, Inc.         862,257
    70,425  Kilroy Realty Corp.                   3,690,270
    78,502  Mack-Cali Realty Corp.                2,245,942


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            OFFICE REITS (CONTINUED)
    48,921  MPG Office Trust, Inc. (b)         $    134,533
    37,599  Parkway Properties, Inc.                697,461
   157,766  Piedmont Office Realty Trust,
               Inc., Class A                      3,090,636
    85,786  SL Green Realty Corp.                 7,387,033
                                               ------------
                                                 65,304,263
                                               ------------
            RESIDENTIAL REITS -- 16.0%
    98,379  American Campus Communities, Inc.     4,460,504
   137,062  Apartment Investment & Management
               Co., Class A                       4,202,321
    46,552  Associated Estates Realty Corp.         867,729
   106,945  AvalonBay Communities, Inc.          13,546,723
    72,318  BRE Properties, Inc.                  3,520,440
    79,411  Camden Property Trust                 5,453,948
    56,920  Campus Crest Communities, Inc.          791,188
    78,149  Colonial Properties Trust             1,766,949
   106,272  Education Realty Trust, Inc.          1,119,044
    36,608  Equity Lifestyle Properties, Inc.     2,811,494
   301,099  Equity Residential                   16,578,511
    35,630  Essex Property Trust, Inc.            5,365,165
    48,440  Home Properties, Inc.                 3,072,065
    39,806  Mid-America Apartment Communities,
               Inc.                               2,749,002
    51,290  Post Properties, Inc.                 2,415,759
    30,037  Sun Communities, Inc.                 1,481,725
   235,156  UDR, Inc.                             5,688,424
    13,881  UMH Properties, Inc.                    142,558
                                               ------------
                                                 76,033,549
                                               ------------
            RETAIL REITS -- 26.6%
    50,259  Acadia Realty Trust                   1,395,692
    11,549  Agree Realty Corp.                      347,625
     1,968  Alexander's, Inc.                       648,830
   151,624  CBL & Associates Properties, Inc.     3,578,326
    51,383  Cedar Realty Trust, Inc.                313,950
   231,016  DDR Corp.                             4,024,299
    58,116  Equity One, Inc.                      1,393,041
    42,011  Excel Trust, Inc.                       573,450
    61,024  Federal Realty Investment Trust       6,593,033
   423,598  General Growth Properties, Inc.       8,421,128
    25,113  Getty Realty Corp.                      507,534
   134,573  Glimcher Realty Trust                 1,561,047
    73,556  Inland Real Estate Corp.                742,180
   383,385  Kimco Realty Corp.                    8,587,824
    68,673  Kite Realty Group Trust                 462,856
   129,112  Macerich (The) Co.                    8,312,231
   108,858  National Retail Properties, Inc.      3,937,394
    49,684  Pennsylvania Real Estate
               Investment Trust                     963,373
    55,079  Ramco-Gershenson Properties Trust       925,327



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            RETAIL REITS (CONTINUED)
   182,348  Realty Income Corp.                $  8,269,482
    84,968  Regency Centers Corp.                 4,495,657
    47,376  Retail Opportunity Investments
               Corp.                                663,738
    30,343  Retail Properties of America,
               Inc., Class A                        449,076
    21,446  Rouse Properties, Inc.                  388,173
    11,970  Saul Centers, Inc.                      523,568
   294,833  Simon Property Group, Inc.           46,748,721
    88,414  Tanger Factory Outlet Centers,
               Inc.                               3,198,819
    59,539  Taubman Centers, Inc.                 4,623,799
    24,173  Urstadt Biddle Properties, Inc.,
               Class A                              526,005
   105,073  Weingarten Realty Investors           3,315,053
                                               ------------
                                                126,491,231
                                               ------------
            SPECIALIZED REITS -- 30.6%
    58,301  Ashford Hospitality Trust               720,600
    16,363  Chatham Lodging Trust                   288,152
    45,655  Chesapeake Lodging Trust              1,047,326
    94,230  Corrections Corp. of America          3,681,566
   113,967  CubeSmart                             1,800,679
   183,681  DiamondRock Hospitality Co.           1,710,070
    44,007  EPR Properties                        2,290,564
    96,806  Extra Space Storage, Inc.             3,801,572
   103,830  FelCor Lodging Trust, Inc. (b)          617,789
    66,453  Geo Group (The), Inc.                 2,499,962
   426,150  HCP, Inc.                            21,247,839
   245,174  Health Care REIT, Inc.               16,649,766
    83,511  Healthcare Realty Trust, Inc.         2,370,877
    50,376  Healthcare Trust of America,
               Inc., Class A                        591,918
   162,506  Hersha Hospitality Trust                949,035
   129,237  Hospitality Properties Trust          3,546,263
   683,051  Host Hotels & Resorts, Inc.          11,946,562
    89,801  LaSalle Hotel Properties              2,279,149
    28,728  LTC Properties, Inc.                  1,170,091
   139,181  Medical Properties Trust, Inc.        2,232,463
    22,784  National Health Investors, Inc.       1,491,213
   106,188  OMEGA Healthcare Investors, Inc.      3,223,868
    57,732  Pebblebrook Hotel Trust               1,488,908
   135,587  Public Storage                       20,652,612
   113,039  RLJ Lodging Trust                     2,572,768
    49,560  Ryman Hospitality Properties          2,267,370
    34,824  Sabra Health Care REIT, Inc.          1,010,244
   176,757  Senior Housing Properties Trust       4,742,390
    28,631  Sovran Self Storage, Inc.             1,846,413
   167,074  Strategic Hotels & Resorts,
               Inc. (b)                           1,395,068
    61,456  Summit Hotel Properties, Inc.           643,444
   149,242  Sunstone Hotel Investors, Inc. (b)    1,837,169


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            SPECIALIZED REITS (CONTINUED)
    11,924  Universal Health Realty Income
               Trust                           $    688,134
   274,410  Ventas, Inc.                         20,086,812
                                               ------------
                                                145,388,656
                                               ------------

            TOTAL INVESTMENTS -- 99.8%          474,538,713
            (Cost $418,973,445) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                    733,481
                                               ------------
            NET ASSETS -- 100.0%               $475,272,194
                                               ============


(a) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,268,244 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,702,976.

------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $474,538,713     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            CHEMICALS -- 3.4%
    50,683  Ashland, Inc.                      $  3,765,747
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               2.1%
    74,275  Tetra Tech, Inc. (a)                  2,264,645
                                               ------------

            CONSTRUCTION & ENGINEERING -- 5.1%
   120,865  AECOM Technology Corp. (a)            3,964,372
    56,715  Northwest Pipe Co. (a)                1,586,886
                                               ------------
                                                  5,551,258
                                               ------------
            ELECTRICAL EQUIPMENT -- 9.8%
    74,181  Emerson Electric Co.                  4,144,492
    65,040  Franklin Electric Co., Inc.           2,183,393
    34,896  Roper Industries, Inc.                4,442,610
                                               ------------
                                                 10,770,495
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 4.8%
    42,083  Badger Meter, Inc.                    2,252,282
    64,736  Itron, Inc. (a)                       3,003,750
                                               ------------
                                                  5,256,032
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 3.0%
    35,109  IDEXX Laboratories, Inc. (a)          3,243,720
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 4.0%
    70,404  Danaher Corp.                         4,375,609
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               3.7%
    96,344  Agilent Technologies, Inc.            4,043,558
                                               ------------
            MACHINERY -- 40.9%
    65,287  Crane Co.                             3,646,932
   365,763  Energy Recovery, Inc. (a)             1,353,323
   354,930  Flow International Corp. (a)          1,387,776
    26,998  Flowserve Corp.                       4,527,834
    69,375  Gorman-Rupp (The) Co.                 2,084,719
    74,643  IDEX Corp.                            3,987,429
   127,805  ITT Corp.                             3,633,496
    25,458  Lindsay Corp.                         2,244,886
    40,422  Mueller Industries, Inc.              2,154,088
   347,100  Mueller Water Products, Inc.,
               Class A                            2,058,303
    63,737  Pall Corp.                            4,357,699
    80,041  Pentair Ltd.                          4,222,163
   137,495  Rexnord Corp. (a)                     2,919,019
    24,777  Valmont Industries, Inc.              3,896,679
    46,642  Watts Water Technologies, Inc.,
               Class A                            2,238,350
                                               ------------
                                                 44,712,696
                                               ------------
            MULTI-UTILITIES -- 3.4%
   290,836  Veolia Environnment, ADR              3,693,617
                                               ------------


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            WATER UTILITIES -- 19.7%
    40,982  American States Water Co.          $  2,359,334
   102,513  American Water Works Co., Inc.        4,248,139
   136,656  Aqua America, Inc.                    4,296,465
   158,473  Cadiz, Inc. (a)                       1,071,277
   106,870  California Water Service Group        2,126,713
    94,453  Cia de Saneamento Basico do
               Estado de Sao Paulo, ADR           4,508,242
   158,687  Consolidated Water Co., Ltd.          1,571,001
    49,313  SJW Corp.                             1,306,794
                                               ------------
                                                 21,487,965
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%        109,165,342
            (Cost $90,793,819)

            MONEY MARKET FUND -- 0.1%
   102,557  Morgan Stanley Institutional
               Liquidity Funds - Treasury
               Portfolio - Institutional
               Class -  0.03% (b)                   102,557
            (Cost $102,557)                    ------------

            TOTAL INVESTMENTS -- 100.0%         109,267,899
            (Cost $90,896,376) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (26,618)
                                               ------------
            NET ASSETS -- 100.0%               $109,241,281
                                               ============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of March 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,693,299 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $321,776.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

MARCH 31, 2013 (UNAUDITED)

------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $109,165,342     $    --       $    --
Money Market Fund          102,557          --            --
                      ---------------------------------------
Total Investments     $109,267,899     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
             COMMON STOCKS -- 100.0%
             GAS UTILITIES -- 3.8%
    660,294  Questar Corp.                     $ 16,064,953
                                               ------------
             OIL, GAS & CONSUMABLE FUELS --
                96.2%
    188,020  Anadarko Petroleum Corp.            16,442,349
    206,511  Apache Corp.                        15,934,389
    791,818  Bill Barrett Corp. (a) (b)          16,050,151
    241,835  Cabot Oil & Gas Corp.               16,350,464
    732,422  Chesapeake Energy Corp.             14,948,733
    221,251  Cimarex Energy Co.                  16,691,175
    978,857  Comstock Resources, Inc. (b)        15,906,426
    277,784  Devon Energy Corp.                  15,672,573
    807,785  EnCana Corp.                        15,719,496
    239,390  EQT Corp.                           16,218,673
  2,184,974  EXCO Resources, Inc. (a)            15,578,865
  2,625,641  Forest Oil Corp. (b)                13,810,872
  1,064,207  Goodrich Petroleum Corp. (a) (b)    16,654,840
  3,886,210  Magnum Hunter Resources
                Corp. (a) (b)                    15,583,702
    658,624  Newfield Exploration Co. (b)        14,766,350
    138,880  Noble Energy, Inc.                  16,062,861
  3,463,983  Penn Virginia Corp.                 13,994,491
    500,082  QEP Resources, Inc.                 15,922,611
  7,369,135  Quicksilver Resources,
                Inc. (a) (b)                     16,580,554
    198,155  Range Resources Corp.               16,058,481
    415,494  Southwestern Energy Co. (b)         15,481,306
    628,169  Statoil ASA, ADR                    15,465,521
    712,383  Stone Energy Corp. (b)              15,494,330
  1,052,025  Swift Energy Co. (b)                15,580,490
  1,293,259  Talisman Energy, Inc.               15,842,423
    849,052  Ultra Petroleum Corp. (a) (b)       17,065,945
                                               ------------
                                                409,878,071
                                               ------------
             TOTAL COMMON STOCKS --100.0%       425,943,024
             (Cost $496,807,209)               ------------

             MONEY MARKET FUND -- 0.0%
    200,334  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)                   200,334
             (Cost $200,334)                   ------------

             COLLATERAL FOR SECURITIES ON
                LOAN -- 15.0%
             MONEY MARKET FUND -- 3.0%
 12,823,354  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c)                       12,823,354
             (Cost $12,823,354)


PRINCIPAL
  VALUE      DESCRIPTION                          VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT -- 12.0%
$50,990,748  JPMorgan Chase & Co., 0.05% (c),
                dated 03/28/13, due 04/01/13,
                with a maturity value of
                $50,991,031. Collateralized
                by U.S. Treasury Note,
                interest rate of 0.625%, due
                08/31/17. The value of the
                collateral including accrued
                interest is $51,991,784.       $ 50,990,748
             (Cost $50,990,748)                ------------

             TOTAL COLLATERAL FOR SECURITIES
               ON LOAN -- 15.0%                  63,814,102
             (Cost $63,814,102)                ------------

             TOTAL INVESTMENTS -- 115.0%        489,957,460
             (Cost $560,821,645) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- (15.0)%            (64,073,001)
                                               ------------
             NET ASSETS -- 100.0%              $425,884,459
                                               ============


(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $62,208,436 and the total value of the collateral held by the Fund is $63,814,102.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of March 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,540,644 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $104,404,829.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

MARCH 31, 2013 (UNAUDITED)

-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $425,943,024    $        --    $    --
Money Market Funds      13,023,688             --         --
Repurchase Agreement            --     50,990,748         --
                      ---------------------------------------
Total Investments     $438,966,712   $ 50,990,748    $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AUTOMOBILES -- 3.5%
    90,895  Tata Motors Ltd., ADR              $  2,218,747
                                               ------------
            COMMERCIAL BANKS -- 12.7%
   102,095  HDFC Bank Ltd., ADR                   3,820,395
    96,605  ICICI Bank Ltd., ADR                  4,144,354
                                               ------------
                                                  7,964,749
                                               ------------
            DIVERSIFIED CONSUMER SERVICES --
               0.7%
    23,243  New Oriental Education &
               Technology Group, Inc., ADR          418,374
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.3%
     8,251  China Telecom Corp., Ltd., ADR          419,481
    28,884  China Unicom (Hong Kong) Ltd.,
               ADR (a)                              389,356
                                               ------------
                                                    808,837
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.5%
    43,743  Hollysys Automation Technologies
               Ltd. (a) (b)                         533,227
    31,697  Nam Tai Electronics, Inc.               431,079
                                               ------------
                                                    964,306
                                               ------------
            FOOD PRODUCTS -- 0.8%
    36,714  Zhongpin, Inc. (b)                      473,244
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.8%
    13,411  Mindray Medical International
               Ltd., ADR                            535,635
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
               7.7%
    39,256  7 Days Group Holdings Ltd.,
               ADR (b)                              527,208
    27,520  China Lodging Group Ltd., ADR (b)       452,979
    16,873  Home Inns & Hotels Management,
               Inc., ADR (b)                        502,647
   143,341  Melco Crown Entertainment Ltd.,
               ADR (b)                            3,345,579
                                               ------------
                                                  4,828,413
                                               ------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.9%
    12,695  Huaneng Power International,
               Inc., ADR                            536,237
                                               ------------
            INSURANCE -- 0.6%
     9,936  China Life Insurance Co., Ltd.,
               ADR (a)                              391,677
                                               ------------

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            INTERNET & CATALOG RETAIL -- 1.4%
    21,683  Ctrip.com International Ltd.,
               ADR (b)                         $    463,583
   102,289  E-Commerce China Dangdang, Inc.,
               ADR (a) (b)                          424,499
                                               ------------
                                                    888,082
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               17.0%
    53,593  21Vianet Group, Inc., ADR (a) (b)       503,774
    43,182  Baidu, Inc., ADR (b)                  3,787,062
    31,005  NetEase, Inc., ADR                    1,698,144
    47,894  Qihoo 360 Technology Co. Ltd.,
               ADR (a) (b)                        1,419,099
   142,193  Renren, Inc., ADR (a) (b)               410,938
    26,518  SINA Corp. (b)                        1,288,510
    10,874  Sohu.com, Inc. (b)                      539,459
    19,915  SouFun Holdings Ltd., ADR (a)           521,972
    28,616  Youku Tudou, Inc., ADR (a) (b)          479,890
                                               ------------
                                                 10,648,848
                                               ------------
            IT SERVICES -- 13.1%
   100,867  Infosys Ltd., ADR (a)                 5,437,740
   276,139  Wipro Ltd., ADR (a)                   2,789,004
                                               ------------
                                                  8,226,744
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.8%
    29,441  WuXi PharmaTech Cayman, Inc.,
               ADR (b)                              505,796
                                               ------------
            MARINE -- 0.9%
    27,353  Seaspan Corp. (a)                       548,428
                                               ------------
            MEDIA -- 0.8%
    19,429  Focus Media Holding Ltd., ADR           520,892
                                               ------------
            METALS & MINING -- 3.9%
    39,594  Aluminum Corp. of China Ltd.,
               ADR (a) (b)                          385,250
   291,906  Sterlite Industries (India) Ltd.,
               ADR                                2,037,504
                                               ------------
                                                  2,422,754
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
               8.4%
     4,092  China Petroleum & Chemical Corp.,
               ADR                                  478,437
    11,080  CNOOC Ltd., ADR                       2,121,820
    17,171  PetroChina Co., Ltd., ADR             2,263,481
    28,650  Yanzhou Coal Mining Co., Ltd.,
               ADR (a)                              392,218
                                               ------------
                                                  5,255,956
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS -- 1.8%
    35,750  Dr. Reddy's Laboratories Ltd.,
               ADR                             $  1,156,513
                                               ------------
            PROFESSIONAL SERVICES -- 0.9%
     9,784  51job, Inc., ADR (b)                    581,267
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.9%
    28,073  Spreadtrum Communications, Inc.,
               ADR                                  575,777
                                               ------------
            SOFTWARE -- 5.8%
    43,909  AsiaInfo-Linkage, Inc. (b)              521,200
    41,526  AutoNavi Holdings Ltd., ADR (b)         445,159
    17,323  Changyou.com Ltd., ADR                  500,461
    88,493  Giant Interactive Group, Inc.,
               ADR (a)                              575,205
    76,802  NQ Mobile, Inc., ADR (a) (b)            691,986
    43,003  Perfect World Co., Ltd., ADR            465,722
   151,579  Shanda Games Ltd., ADR (b)              451,705
                                               ------------
                                                  3,651,438
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 7.6%
    84,285  Michael Kors Holdings Ltd. (b)        4,786,545
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 6.2%
    73,513  China Mobile Ltd., ADR                3,905,746
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        62,815,005
            (Cost $62,088,018)                 ------------

            COLLATERAL FOR SECURITIES ON LOAN
               -- 18.5%
            MONEY MARKET FUND -- 3.7%
 2,333,843  Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c)                         2,333,843
            (Cost $2,333,843)

PRINCIPAL
  VALUE
----------
            REPURCHASE AGREEMENT -- 14.8%
$9,280,286  JPMorgan Chase & Co., 0.05% (c),
               dated 03/28/13, due 04/01/13,
               with a maturity value of
               $9,280,338. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.625%, due 08/31/17.
               The value of the collateral
               including accrued interest is
               $9,462,474.                        9,280,286
            (Cost $9,280,286)                  ------------


            DESCRIPTION                           VALUE
-----------------------------------------------------------
            TOTAL COLLATERAL FOR SECURITIES
               ON LOAN - 18.5%                 $ 11,614,129
            (Cost $11,614,129)                 ------------

            TOTAL INVESTMENTS -- 118.5%          74,429,134
            (Cost $73,702,147) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (18.5)%             (11,624,697)
                                               ------------
            NET ASSETS -- 100.0%               $ 62,804,437
                                               ============


(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $11,337,238 and the total value of the collateral held by the Fund is $11,614,129.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of March 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,707,219 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,980,232.

ADR   - American Depositary Receipt


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 62,815,005    $        --    $    --
Money Market Fund        2,333,843             --         --
Repurchase Agreement            --      9,280,286         --
                      ---------------------------------------
Total Investments     $ 65,148,848    $ 9,280,286    $    --
                      =======================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

MARCH 31, 2013 (UNAUDITED)

COUNTRY OF ALLOCATIONS AS A PERCENTAGE OF NET ASSETS**:
-----------------------------------------------------------
China                                                44.1 %
India                                                34.4
Hong Kong                                            21.5
Net Other Assets and Liabilities                      0.0
                                                    -------
                                                    100.0 %
                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            COMMERCIAL BANKS -- 86.0%
     3,445  1st Source Corp.                   $     81,646
     3,377  Ameris Bancorp (a)                       48,460
     1,715  Arrow Financial Corp.                    42,258
    23,761  Associated Banc-Corp.                   360,930
     2,156  BancFirst Corp.                          89,905
     5,291  Bancorp (The), Inc. (a)                  73,280
     5,000  Bank of the Ozarks, Inc.                221,750
     2,751  Banner Corp.                             87,564
    11,038  BBCN Bancorp, Inc.                      144,156
     9,670  BOK Financial Corp.                     602,441
    11,137  Boston Private Financial
               Holdings, Inc.                       110,034
     1,898  Bryn Mawr Bank Corp.                     44,185
     1,078  Camden National Corp.                    35,660
     4,276  Cardinal Financial Corp.                 77,738
    11,143  Cathay General Bancorp                  224,197
     3,891  Chemical Financial Corp.                102,645
     2,207  City Holding Co.                         87,817
     5,633  CoBiz Financial, Inc.                    45,515
     5,616  Columbia Banking System, Inc.           123,440
    12,827  Commerce Bancshares, Inc.               523,726
     2,208  Community Trust Bancorp, Inc.            75,138
    14,836  CVB Financial Corp.                     167,202
     3,246  Eagle Bancorp, Inc. (a)                  71,055
    19,819  East West Bancorp, Inc.                 508,754
    12,258  First Busey Corp.                        56,019
     1,220  First Citizens BancShares, Inc.,
               Class A                              222,894
     2,832  First Community Bancshares, Inc.         44,887
     2,544  First Connecticut Bancorp, Inc.          37,473
     8,190  First Financial Bancorp                 131,449
     4,455  First Financial Bankshares, Inc.        216,513
     1,879  First Financial Corp.                    59,170
     2,338  First Financial Holdings, Inc.           49,004
     2,407  First Interstate BancSystem, Inc.        45,276
     4,058  First Merchants Corp.                    62,777
    10,585  First Midwest Bancorp, Inc.             140,569
    15,510  FirstMerit Corp.                        256,380
    28,066  Fulton Financial Corp.                  328,372
     1,786  German American Bancorp, Inc.            41,096
    10,177  Glacier Bancorp, Inc.                   193,159
     1,923  Great Southern Bancorp, Inc.             46,902
    12,005  Hancock Holding Co.                     371,195
     4,455  Hanmi Financial Corp. (a)                71,280
     2,380  Heartland Financial USA, Inc.            60,143
     3,977  Home BancShares, Inc.                   149,814
     4,171  IBERIABANK Corp.                        208,633
     3,066  Independent Bank Corp.                   99,921
     9,502  International Bancshares Corp.          197,642
    15,829  Investors Bancorp, Inc.                 297,269
     2,304  Lakeland Financial Corp.                 61,494


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS -- (CONTINUED)
     7,748  MB Financial, Inc.                 $    187,269
    21,152  National Penn Bancshares, Inc.          226,115
     6,098  NBT Bancorp, Inc.                       135,071
     1,617  OmniAmerican Bancorp, Inc. (a)           40,878
     5,053  PacWest Bancorp                         147,093
     6,305  Park Sterling Corp. (a)                  35,560
     1,527  Peoples Bancorp, Inc.                    34,190
     4,916  Pinnacle Financial Partners,
               Inc. (a)                             114,838
    10,407  PrivateBancorp, Inc.                    196,796
     3,562  Renasant Corp.                           79,718
     2,643  Republic Bancorp, Inc., Class A          59,837
     4,204  S&T Bancorp, Inc.                        77,942
     1,969  S.Y. Bancorp, Inc.                       44,302
     3,522  Sandy Spring Bancorp, Inc.               70,792
     2,396  SCBT Financial Corp.                    120,758
     6,680  Signature Bank (a)                      526,117
     2,340  Simmons First National Corp.,
               Class A                               59,249
     2,458  Southside Bancshares, Inc.               51,643
     2,762  Southwest Bancorp, Inc. (a)              34,691
     4,514  State Bank Financial Corp.               73,894
     3,237  StellarOne Corp.                         52,278
     8,804  Sterling Financial Corp.                190,959
    26,402  Susquehanna Bancshares, Inc.            328,177
     6,331  SVB Financial Group (a)                 449,121
     4,072  Taylor Capital Group, Inc. (a)           65,111
     5,764  Texas Capital Bancshares, Inc. (a)      233,154
     4,437  TowneBank                                66,422
     2,263  TriCo Bancshares                         38,697
     9,168  Trustmark Corp.                         229,292
     5,731  UMB Financial Corp.                     281,220
    15,832  Umpqua Holdings Corp.                   209,932
     3,574  Union First Market Bankshares
               Corp.                                 69,907
     7,111  United Bankshares, Inc.                 189,224
     6,000  United Community Banks, Inc. (a)         68,040
     2,317  Washington Trust Bancorp, Inc.           63,439
     4,132  WesBanco, Inc.                           98,961
     3,843  Westamerica Bancorporation              174,203
    10,083  Wilshire Bancorp, Inc. (a)               68,363
     5,231  Wintrust Financial Corp.                193,756
    26,051  Zions Bancorporation                    651,014
                                               ------------
                                                 13,436,850
                                               ------------
            IT SERVICES -- 0.4%
     1,624  Cass Information Systems, Inc.           68,273
                                               ------------
            THRIFTS & MORTGAGE FINANCE --
               13.7%
    11,215  Beneficial Mutual Bancorp,
               Inc. (a)                             115,514
     1,814  Bofi Holding, Inc. (a)                   65,086
     9,954  Brookline Bancorp, Inc.                  90,980
    21,516  Capitol Federal Financial, Inc.         259,698
     5,052  Dime Community Bancshares, Inc.          72,547



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            THRIFTS & MORTGAGE FINANCE --
               (CONTINUED)
     4,349  Flushing Financial Corp.           $     73,672
     1,819  Franklin Financial Corp.                 33,197
     2,034  HomeStreet, Inc. (a)                     45,440
    13,246  Northwest Bancshares, Inc.              168,092
     6,419  Oritani Financial Corp.                  99,430
     4,035  Rockville Financial, Inc.                52,294
     1,528  Territorial Bancorp, Inc.                36,336
    43,709  TFS Financial Corp. (a)                 473,368
    13,286  TrustCo Bank Corp.                       74,136
     2,850  United Financial Bancorp, Inc.           43,320
     5,603  ViewPoint Financial Group, Inc.         112,676
    14,880  Washington Federal, Inc.                260,400
     1,241  WSFS Financial Corp.                     60,362
                                               ------------
                                                  2,136,548
                                               ------------
            TOTAL INVESTMENTS -- 100.1%          15,641,671
            (Cost $14,534,716) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (8,903)
                                               ------------
            NET ASSETS -- 100.0%               $ 15,632,768
                                               ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,199,090 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $92,135.

------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $15,641,671      $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.4%
       304  Boeing (The) Co.                   $     26,098
       148  General Dynamics Corp.                   10,435
       350  Honeywell International, Inc.            26,373
        42  L-3 Communications Holdings, Inc.         3,399
       120  Lockheed Martin Corp.                    11,582
       110  Northrop Grumman Corp.                    7,717
        65  Precision Castparts Corp.                12,325
       148  Raytheon Co.                              8,701
        63  Rockwell Collins, Inc.                    3,977
       126  Textron, Inc.                             3,756
       377  United Technologies Corp.                35,223
                                               ------------
                                                    149,586
                                               ------------
            AIR FREIGHT & LOGISTICS -- 0.8%
        72  C.H. Robinson Worldwide, Inc.             4,281
        93  Expeditors International of
               Washington, Inc.                       3,321
       131  FedEx Corp.                              12,864
       320  United Parcel Service, Inc.,
               Class B                               27,488
                                               ------------
                                                     47,954
                                               ------------
            AIRLINES -- 0.1%
       330  Southwest Airlines Co.                    4,448
                                               ------------
            AUTO COMPONENTS -- 0.3%
        52  BorgWarner, Inc. (a)                      4,022
       132  Delphi Automotive PLC                     5,861
       110  Goodyear Tire & Rubber (The)
               Co. (a)                                1,387
       306  Johnson Controls, Inc.                   10,731
                                               ------------
                                                     22,001
                                               ------------
            AUTOMOBILES -- 0.4%
     1,706  Ford Motor Co.                           22,434
       101  Harley-Davidson, Inc.                     5,383
                                               ------------
                                                     27,817
                                               ------------
            BEVERAGES -- 2.4%
        71  Beam, Inc.                                4,511
        68  Brown-Forman Corp., Class B               4,855
     1,726  Coca-Cola (The) Co.                      69,800
       121  Coca-Cola Enterprises, Inc.               4,467
        68  Constellation Brands, Inc.,
               Class A (a)                            3,240
        93  Dr. Pepper Snapple Group, Inc.            4,366
        70  Molson Coors Brewing Co., Class B         3,425
        67  Monster Beverage Corp. (a)                3,199
       692  PepsiCo, Inc.                            54,744
                                               ------------
                                                    152,607
                                               ------------
            BIOTECHNOLOGY -- 1.9%
        87  Alexion Pharmaceuticals, Inc. (a)         8,016
       343  Amgen, Inc.                              35,161
       106  Biogen Idec, Inc. (a)                    20,448
       189  Celgene Corp. (a)                        21,907


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            BIOTECHNOLOGY (CONTINUED)
       678  Gilead Sciences, Inc. (a)          $     33,175
                                               ------------
                                                    118,707
                                               ------------
            BUILDING PRODUCTS -- 0.0%
       160  Masco Corp.                               3,240
                                               ------------
            CAPITAL MARKETS -- 2.1%
        92  Ameriprise Financial, Inc.                6,776
       523  Bank of New York Mellon (The)
               Corp.                                 14,639
        56  BlackRock, Inc.                          14,385
       491  Charles Schwab (The) Corp.                8,686
       115  E*TRADE Financial Corp. (a)               1,231
        62  Franklin Resources, Inc.                  9,350
       198  Goldman Sachs Group (The), Inc.          29,136
       199  Invesco Ltd.                              5,763
        52  Legg Mason, Inc.                          1,672
       618  Morgan Stanley                           13,583
        98  Northern Trust Corp.                      5,347
       208  State Street Corp.                       12,291
       114  T. Rowe Price Group, Inc.                 8,535
                                               ------------
                                                    131,394
                                               ------------
            CHEMICALS -- 2.4%
        95  Air Products and Chemicals, Inc.          8,276
        31  Airgas, Inc.                              3,074
        28  CF Industries Holdings, Inc.              5,330
       537  Dow Chemical (The) Co.                   17,098
       417  E.I. du Pont de Nemours & Co.            20,500
        69  Eastman Chemical Co.                      4,821
       118  Ecolab, Inc.                              9,461
        61  FMC Corp.                                 3,479
        36  International Flavors &
               Fragrances, Inc.                       2,760
       170  LyondellBasell Industries N.V.,
               Class A                               10,759
       239  Monsanto Co.                             25,245
       124  Mosaic (The) Co.                          7,392
        69  PPG Industries, Inc.                      9,242
       133  Praxair, Inc.                            14,835
        38  Sherwin-Williams (The) Co.                6,418
        54  Sigma-Aldrich Corp.                       4,195
                                               ------------
                                                    152,885
                                               ------------
            COMMERCIAL BANKS -- 2.7%
       313  BB&T Corp.                                9,825
        85  Comerica, Inc.                            3,056
       402  Fifth Third Bancorp                       6,557
       111  First Horizon National Corp.              1,185
       383  Huntington Bancshares, Inc.               2,830
       418  KeyCorp                                   4,163
        54  M&T Bank Corp.                            5,571
       237  PNC Financial Services Group, Inc.       15,761
       632  Regions Financial Corp.                   5,176
       241  SunTrust Banks, Inc.                      6,943
       841  U.S. Bancorp                             28,535



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
     2,190  Wells Fargo & Co.                  $     81,008
        82  Zions Bancorporation                      2,049
                                               ------------
                                                    172,659
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               0.6%
       104  ADT (The) Corp.                           5,090
        45  Avery Dennison Corp.                      1,938
        47  Cintas Corp.                              2,074
        75  Iron Mountain, Inc.                       2,723
        90  Pitney Bowes, Inc.                        1,337
       134  Republic Services, Inc.                   4,422
        38  Stericycle, Inc. (a)                      4,035
       208  Tyco International Ltd.                   6,656
       195  Waste Management, Inc.                    7,646
                                               ------------
                                                     35,921
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 1.9%
     2,375  Cisco Systems, Inc.                      49,661
        35  F5 Networks, Inc. (a)                     3,118
        51  Harris Corp.                              2,363
       105  JDS Uniphase Corp. (a)                    1,404
       231  Juniper Networks, Inc. (a)                4,283
       125  Motorola Solutions, Inc.                  8,004
       762  QUALCOMM, Inc.                           51,016
                                               ------------
                                                    119,849
                                               ------------
            COMPUTERS & PERIPHERALS -- 4.2%
       421  Apple, Inc.                             186,347
       653  Dell, Inc.                                9,358
       943  EMC Corp. (a)                            22,528
       880  Hewlett-Packard Co.                      20,979
       160  NetApp, Inc. (a)                          5,466
       108  SanDisk Corp. (a)                         5,940
       150  Seagate Technology PLC                    5,484
        98  Western Digital Corp.                     4,927
                                               ------------
                                                    261,029
                                               ------------
            CONSTRUCTION & ENGINEERING -- 0.2%
        74  Fluor Corp.                               4,908
        58  Jacobs Engineering Group, Inc. (a)        3,262
        95  Quanta Services, Inc. (a)                 2,715
                                               ------------
                                                     10,885
                                               ------------
            CONSTRUCTION MATERIALS -- 0.0%
        58  Vulcan Materials Co.                      2,999
                                               ------------
            CONSUMER FINANCE -- 0.9%
       436  American Express Co.                     29,413
       260  Capital One Financial Corp.              14,287
       226  Discover Financial Services              10,134
       207  SLM Corp.                                 4,239
                                               ------------
                                                     58,073
                                               ------------


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            CONTAINERS & PACKAGING -- 0.2%
        69  Ball Corp.                         $      3,283
        46  Bemis Co., Inc.                           1,857
        78  MeadWestvaco Corp.                        2,831
        74  Owens-Illinois, Inc. (a)                  1,972
        87  Sealed Air Corp.                          2,098
                                               ------------
                                                     12,041
                                               ------------
            DISTRIBUTORS -- 0.1%
        69  Genuine Parts Co.                         5,382
                                               ------------
            DIVERSIFIED CONSUMER SERVICES --
               0.1%
        45  Apollo Group, Inc., Class A (a)             782
       121  H&R Block, Inc.                           3,560
                                               ------------
                                                      4,342
                                               ------------
            DIVERSIFIED FINANCIAL SERVICES --
               3.7%
     4,822  Bank of America Corp.                    58,732
     1,312  Citigroup, Inc.                          58,043
       137  CME Group, Inc.                           8,410
        33  IntercontinentalExchange, Inc. (a)        5,381
     1,701  JPMorgan Chase & Co.                     80,729
        89  Leucadia National Corp.                   2,441
       124  McGraw-Hill (The) Cos., Inc.              6,458
        87  Moody's Corp.                             4,639
        52  NASDAQ OMX Group (The), Inc.              1,680
       109  NYSE Euronext                             4,212
                                               ------------
                                                    230,725
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.7%
     2,541  AT&T, Inc.                               93,229
       279  CenturyLink, Inc.                         9,801
       447  Frontier Communications Corp.             1,779
     1,277  Verizon Communications, Inc.             62,765
       263  Windstream Corp.                          2,091
                                               ------------
                                                    169,665
                                               ------------
            ELECTRIC UTILITIES -- 2.0%
       217  American Electric Power Co., Inc.        10,553
       315  Duke Energy Corp.                        22,866
       146  Edison International                      7,347
        80  Entergy Corp.                             5,059
       382  Exelon Corp.                             13,171
       187  FirstEnergy Corp.                         7,891
       189  NextEra Energy, Inc.                     14,681
       140  Northeast Utilities                       6,084
       103  Pepco Holdings, Inc.                      2,204
        49  Pinnacle West Capital Corp.               2,837
       260  PPL Corp.                                 8,141
       391  Southern (The) Co.                       18,346
       218  Xcel Energy, Inc.                         6,475
                                               ------------
                                                    125,655
                                               ------------
            ELECTRICAL EQUIPMENT -- 0.7%
       207  Eaton Corp. PLC                          12,679
       324  Emerson Electric Co.                     18,102



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRICAL EQUIPMENT (CONTINUED)
        62  Rockwell Automation, Inc.          $      5,354
        44  Roper Industries, Inc.                    5,601
                                               ------------
                                                     41,736
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.4%
        72  Amphenol Corp., Class A                   5,375
       661  Corning, Inc.                             8,811
        67  FLIR Systems, Inc.                        1,743
        84  Jabil Circuit, Inc.                       1,552
        62  Molex, Inc.                               1,815
       189  TE Connectivity Ltd.                      7,925
                                               ------------
                                                     27,221
                                               ------------
            ENERGY EQUIPMENT & SERVICES --
               1.9%
       197  Baker Hughes, Inc.                        9,143
       110  Cameron International Corp. (a)           7,172
        31  Diamond Offshore Drilling, Inc.           2,156
       104  Ensco PLC, Class A                        6,240
       106  FMC Technologies, Inc. (a)                5,765
       415  Halliburton Co.                          16,770
        47  Helmerich & Payne, Inc.                   2,853
       130  Nabors Industries Ltd.                    2,109
       191  National Oilwell Varco, Inc.             13,513
       113  Noble Corp.                               4,311
        56  Rowan Cos. PLC, Class A (a)               1,980
       594  Schlumberger Ltd.                        44,485
                                               ------------
                                                    116,497
                                               ------------
            FOOD & STAPLES RETAILING -- 2.4%
       193  Costco Wholesale Corp.                   20,479
       558  CVS Caremark Corp.                       30,684
       230  Kroger (The) Co.                          7,622
       107  Safeway, Inc.                             2,820
       263  Sysco Corp.                               9,250
       384  Walgreen Co.                             18,309
       748  Wal-Mart Stores, Inc.                    55,973
        77  Whole Foods Market, Inc.                  6,680
                                               ------------
                                                    151,817
                                               ------------
            FOOD PRODUCTS -- 1.9%
       295  Archer-Daniels-Midland Co.                9,950
        80  Campbell Soup Co.                         3,629
       182  ConAgra Foods, Inc.                       6,517
        83  Dean Foods Co. (a)                        1,505
       289  General Mills, Inc.                      14,251
       143  H. J. Heinz Co.                          10,335
        67  Hershey (The) Co.                         5,865
        60  Hormel Foods Corp.                        2,479
        49  J.M. Smucker (The) Co.                    4,859
       111  Kellogg Co.                               7,152
       265  Kraft Foods Group, Inc.                  13,655
        59  McCormick & Co., Inc.                     4,339


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            FOOD PRODUCTS (CONTINUED)
        91  Mead Johnson Nutrition Co.         $      7,048
       795  Mondelez International, Inc.,
               Class A                               24,335
       128  Tyson Foods, Inc., Class A                3,177
                                               ------------
                                                    119,096
                                               ------------
            GAS UTILITIES -- 0.1%
        53  AGL Resources, Inc.                       2,223
        92  ONEOK, Inc.                               4,386
                                               ------------
                                                      6,609
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.2%
       707  Abbott Laboratories                      24,971
       246  Baxter International, Inc.               17,869
        88  Becton, Dickinson & Co.                   8,414
       614  Boston Scientific Corp. (a)               4,795
        34  C. R. Bard, Inc.                          3,427
        99  CareFusion Corp. (a)                      3,464
       212  Covidien PLC                             14,382
        63  DENTSPLY International, Inc.              2,673
        52  Edwards Lifesciences Corp. (a)            4,272
        18  Intuitive Surgical, Inc. (a)              8,841
       452  Medtronic, Inc.                          21,226
       138  St. Jude Medical, Inc.                    5,581
       129  Stryker Corp.                             8,416
        49  Varian Medical Systems, Inc. (a)          3,528
        78  Zimmer Holdings, Inc.                     5,867
                                               ------------
                                                    137,726
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 1.9%
       150  Aetna, Inc.                               7,668
       105  AmerisourceBergen Corp.                   5,402
       152  Cardinal Health, Inc.                     6,326
       128  Cigna Corp.                               7,983
        60  Coventry Health Care, Inc.                2,822
        38  DaVita HealthCare Partners,
               Inc. (a)                               4,507
       365  Express Scripts Holding Co. (a)          21,042
        71  Humana, Inc.                              4,907
        42  Laboratory Corp. of America
               Holdings (a)                           3,788
       106  McKesson Corp.                           11,444
        37  Patterson Cos., Inc.                      1,408
        71  Quest Diagnostics, Inc.                   4,008
        48  Tenet Healthcare Corp. (a)                2,284
       457  UnitedHealth Group, Inc.                 26,145
       136  WellPoint, Inc.                           9,007
                                               ------------
                                                    118,741
                                               ------------
            HEALTH CARE TECHNOLOGY -- 0.1%
        65  Cerner Corp. (a)                          6,159
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
               1.8%
       199  Carnival Corp.                            6,826



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
        14  Chipotle Mexican Grill, Inc. (a)   $      4,562
        58  Darden Restaurants, Inc.                  2,997
       119  International Game Technology             1,964
       110  Marriott International, Inc.,
               Class A                                4,645
       449  McDonald's Corp.                         44,761
       333  Starbucks Corp.                          18,968
        88  Starwood Hotels & Resorts
               Worldwide, Inc.                        5,608
        63  Wyndham Worldwide Corp.                   4,062
        36  Wynn Resorts Ltd.                         4,506
       202  Yum! Brands, Inc.                        14,532
                                               ------------
                                                    113,431
                                               ------------
            HOUSEHOLD DURABLES -- 0.3%
       125  D.R. Horton, Inc.                         3,038
        49  Garmin Ltd.                               1,619
        30  Harman International Industries,
               Inc.                                   1,339
        63  Leggett & Platt, Inc.                     2,128
        73  Lennar Corp., Class A                     3,028
       129  Newell Rubbermaid, Inc.                   3,367
       152  PulteGroup, Inc. (a)                      3,076
        35  Whirlpool Corp.                           4,146
                                               ------------
                                                     21,741
                                               ------------
            HOUSEHOLD PRODUCTS -- 2.2%
        58  Clorox (The) Co.                          5,135
       199  Colgate-Palmolive Co.                    23,488
       175  Kimberly-Clark Corp.                     17,147
     1,223  Procter & Gamble (The) Co.               94,244
                                               ------------
                                                    140,014
                                               ------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.1%
       276  AES (The) Corp.                           3,469
       144  NRG Energy, Inc.                          3,815
                                               ------------
                                                      7,284
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 2.5%
       285  3M Co.                                   30,298
       260  Danaher Corp.                            16,159
     4,692  General Electric Co.                    108,479
                                               ------------
                                                    154,936
                                               ------------
            INSURANCE -- 4.2%
       152  ACE Ltd.                                 13,523
       210  Aflac, Inc.                              10,924
       216  Allstate (The) Corp.                     10,599
       661  American International Group,
               Inc. (a)                              25,660
       143  Aon PLC                                   8,794
        35  Assurant, Inc.                            1,575
       816  Berkshire Hathaway, Inc.,
               Class B (a)                           85,027
       117  Chubb (The) Corp.                        10,241
        66  Cincinnati Financial Corp.                3,115


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            INSURANCE (CONTINUED)
       220  Genworth Financial, Inc.,
               Class A (a)                     $      2,200
       195  Hartford Financial Services Group
               (The), Inc.                            5,031
       123  Lincoln National Corp.                    4,011
       139  Loews Corp.                               6,126
       244  Marsh & McLennan Cos., Inc.               9,265
       488  MetLife, Inc.                            18,554
       123  Principal Financial Group, Inc.           4,186
       249  Progressive (The) Corp.                   6,292
       208  Prudential Financial, Inc.               12,270
        42  Torchmark Corp.                           2,512
       171  Travelers (The) Cos., Inc.               14,396
       123  Unum Group                                3,475
       134  XL Group PLC                              4,060
                                               ------------
                                                    261,836
                                               ------------
            INTERNET & CATALOG RETAIL -- 1.1%
       162  Amazon.com, Inc. (a)                     43,171
        42  Expedia, Inc.                             2,520
        25  Netflix, Inc. (a)                         4,735
        22  priceline.com, Inc. (a)                  15,135
        49  TripAdvisor, Inc. (a)                     2,574
                                               ------------
                                                     68,135
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               2.2%
        79  Akamai Technologies, Inc. (a)             2,788
       521  eBay, Inc. (a)                           28,249
       119  Google, Inc., Class A (a)                94,489
        69  VeriSign, Inc. (a)                        3,262
       466  Yahoo!, Inc. (a)                         10,965
                                               ------------
                                                    139,753
                                               ------------
            IT SERVICES -- 3.9%
       286  Accenture PLC, Class A                   21,727
       217  Automatic Data Processing, Inc.          14,109
       134  Cognizant Technology Solutions
               Corp., Class A (a)                    10,266
        70  Computer Sciences Corp.                   3,446
       112  Fidelity National Information
               Services, Inc.                         4,437
        60  Fiserv, Inc. (a)                          5,270
       475  International Business Machines
               Corp.                                101,318
        48  MasterCard, Inc., Class A                25,974
       145  Paychex, Inc.                             5,085
       127  SAIC, Inc.                                1,721
        76  Teradata Corp. (a)                        4,447
        72  Total System Services, Inc.               1,784
       233  Visa, Inc., Class A                      39,573
       267  Western Union Co.                         4,016
                                               ------------
                                                    243,173
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS --
               0.1%
        52  Hasbro, Inc.                       $      2,285
       154  Mattel, Inc.                              6,744
                                               ------------
                                                      9,029
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.5%
       156  Agilent Technologies, Inc.                6,547
        77  Life Technologies Corp. (a)               4,977
        51  PerkinElmer, Inc.                         1,716
       161  Thermo Fisher Scientific, Inc.           12,315
        39  Waters Corp. (a)                          3,662
                                               ------------
                                                     29,217
                                               ------------
            MACHINERY -- 1.8%
       293  Caterpillar, Inc.                        25,482
        79  Cummins, Inc.                             9,149
       175  Deere & Co.                              15,047
        80  Dover Corp.                               5,830
        22  Flowserve Corp.                           3,690
       191  Illinois Tool Works, Inc.                11,640
       125  Ingersoll-Rand PLC                        6,876
        47  Joy Global, Inc.                          2,797
       158  PACCAR, Inc.                              7,988
        50  Pall Corp.                                3,419
        67  Parker Hannifin Corp.                     6,136
        94  Pentair Ltd.                              4,959
        26  Snap-on, Inc.                             2,150
        76  Stanley Black & Decker, Inc.              6,154
        83  Xylem, Inc.                               2,287
                                               ------------
                                                    113,604
                                               ------------
            MEDIA -- 3.6%
        97  Cablevision Systems Corp.,
               Class A                                1,451
       264  CBS Corp., Class B                       12,326
     1,189  Comcast Corp., Class A                   49,950
       270  DIRECTV (a)                              15,285
       107  Discovery Communications, Inc.,
               Class A (a)                            8,425
       103  Gannett Co., Inc.                         2,253
       193  Interpublic Group of Cos. (The),
               Inc.                                   2,515
       902  News Corp., Class A                      27,529
       118  Omnicom Group, Inc.                       6,950
        39  Scripps Networks Interactive,
               Class A                                2,509
       135  Time Warner Cable, Inc.                  12,968
       424  Time Warner, Inc.                        24,431
       207  Viacom, Inc., Class B                    12,745
       793  Walt Disney (The) Co.                    45,042
         2  Washington Post (The) Co.,
               Class B                                  894
                                               ------------
                                                    225,273
                                               ------------
            METALS & MINING -- 0.6%
       477  Alcoa, Inc.                               4,064
        48  Allegheny Technologies, Inc.              1,522
        64  Cliffs Natural Resources, Inc.            1,217


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            METALS & MINING (CONTINUED)
       425  Freeport-McMoRan Copper & Gold,
               Inc.                            $     14,067
       222  Newmont Mining Corp.                      9,300
       142  Nucor Corp.                               6,553
        65  United States Steel Corp.                 1,268
                                               ------------
                                                     37,991
                                               ------------
            MULTILINE RETAIL -- 0.8%
       117  Dollar General Corp. (a)                  5,918
       102  Dollar Tree, Inc. (a)                     4,940
        43  Family Dollar Stores, Inc.                2,539
        64  J. C. Penney Co., Inc.                      967
        95  Kohl's Corp.                              4,382
       177  Macy's, Inc.                              7,406
        68  Nordstrom, Inc.                           3,756
       291  Target Corp.                             19,919
                                               ------------
                                                     49,827
                                               ------------
            MULTI-UTILITIES -- 1.3%
       109  Ameren Corp.                              3,817
       191  CenterPoint Energy, Inc.                  4,576
       118  CMS Energy Corp.                          3,297
       131  Consolidated Edison, Inc.                 7,995
       257  Dominion Resources, Inc.                 14,952
        77  DTE Energy Co.                            5,262
        35  Integrys Energy Group, Inc.               2,036
       139  NiSource, Inc.                            4,078
       192  PG&E Corp.                                8,550
       226  Public Service Enterprise Group,
               Inc.                                   7,761
        59  SCANA Corp.                               3,018
       101  Sempra Energy                             8,074
        91  TECO Energy, Inc.                         1,622
       103  Wisconsin Energy Corp.                    4,418
                                               ------------
                                                     79,456
                                               ------------
            OFFICE ELECTRONICS -- 0.1%
       565  Xerox Corp.                               4,859
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
               9.1%
       224  Anadarko Petroleum Corp.                 19,589
       175  Apache Corp.                             13,503
        94  Cabot Oil & Gas Corp.                     6,355
       232  Chesapeake Energy Corp.                   4,735
       876  Chevron Corp.                           104,086
       543  ConocoPhillips                           32,634
       102  CONSOL Energy, Inc.                       3,432
       173  Denbury Resources, Inc. (a)               3,226
       169  Devon Energy Corp.                        9,535
       121  EOG Resources, Inc.                      15,497
        67  EQT Corp.                                 4,539
     2,040  Exxon Mobil Corp.                       183,824
       133  Hess Corp.                                9,524
       283  Kinder Morgan, Inc.                      10,946
       316  Marathon Oil Corp.                       10,656


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
       152  Marathon Petroleum Corp.           $     13,619
        83  Murphy Oil Corp.                          5,290
        60  Newfield Exploration Co. (a)              1,345
        80  Noble Energy, Inc.                        9,253
       362  Occidental Petroleum Corp.               28,370
       120  Peabody Energy Corp.                      2,538
       280  Phillips 66                              19,592
        55  Pioneer Natural Resources Co.             6,834
        80  QEP Resources, Inc.                       2,547
        73  Range Resources Corp.                     5,916
       156  Southwestern Energy Co. (a)               5,813
       298  Spectra Energy Corp.                      9,164
        63  Tesoro Corp.                              3,689
       248  Valero Energy Corp.                      11,282
       301  Williams (The) Cos., Inc.                11,275
        89  WPX Energy, Inc. (a)                      1,426
                                               ------------
                                                    570,034
                                               ------------
            PAPER & FOREST PRODUCTS -- 0.1%
       196  International Paper Co.                   9,130
                                               ------------
            PERSONAL PRODUCTS -- 0.2%
       193  Avon Products, Inc.                       4,001
       107  Estee Lauder (The) Cos., Inc.,
               Class A                                6,851
                                               ------------
                                                     10,852
                                               ------------
            PHARMACEUTICALS -- 6.0%
       707  Abbvie, Inc.                             28,832
        57  Actavis, Inc. (a)                         5,250
       138  Allergan, Inc.                           15,405
       739  Bristol-Myers Squibb Co.                 30,439
       457  Eli Lilly & Co.                          25,953
       105  Forest Laboratories, Inc. (a)             3,994
        74  Hospira, Inc. (a)                         2,429
     1,240  Johnson & Johnson                       101,097
     1,360  Merck & Co., Inc.                        60,153
       182  Mylan, Inc. (a)                           5,267
        39  Perrigo Co.                               4,631
     3,294  Pfizer, Inc.                             95,065
                                               ------------
                                                    378,515
                                               ------------
            PROFESSIONAL SERVICES -- 0.1%
        20  Dun & Bradstreet (The) Corp.              1,673
        54  Equifax, Inc.                             3,110
        63  Robert Half International, Inc.           2,364
                                               ------------
                                                      7,147
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS --
               2.1%
       177  American Tower Corp.                     13,615
        65  Apartment Investment & Management
               Co., Class A                           1,993
        51  AvalonBay Communities, Inc.               6,460
        67  Boston Properties, Inc.                   6,771
       144  Equity Residential                        7,929


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
       202  HCP, Inc.                          $     10,072
       116  Health Care REIT, Inc.                    7,877
       324  Host Hotels & Resorts, Inc.               5,667
       182  Kimco Realty Corp.                        4,077
        72  Plum Creek Timber Co., Inc.               3,758
       206  Prologis, Inc.                            8,236
        65  Public Storage                            9,901
       138  Simon Property Group, Inc.               21,881
       132  Ventas, Inc.                              9,662
        76  Vornado Realty Trust                      6,357
       242  Weyerhaeuser Co.                          7,594
                                               ------------
                                                    131,850
                                               ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.1%
       135  CBRE Group, Inc., Class A (a)             3,409
                                               ------------
            ROAD & RAIL -- 0.8%
       461  CSX Corp.                                11,355
       141  Norfolk Southern Corp.                   10,868
        23  Ryder System, Inc.                        1,374
       210  Union Pacific Corp.                      29,906
                                               ------------
                                                     53,503
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.0%
       271  Advanced Micro Devices, Inc. (a)            691
       143  Altera Corp.                              5,072
       135  Analog Devices, Inc.                      6,276
       536  Applied Materials, Inc.                   7,225
       232  Broadcom Corp., Class A                   8,043
        27  First Solar, Inc. (a)                       728
     2,226  Intel Corp.                              48,638
        74  KLA-Tencor Corp.                          3,903
        73  Lam Research Corp. (a)                    3,027
       104  Linear Technology Corp.                   3,991
       248  LSI Corp. (a)                             1,681
        87  Microchip Technology, Inc.                3,198
       455  Micron Technology, Inc. (a)               4,541
       280  NVIDIA Corp.                              3,590
        84  Teradyne, Inc. (a)                        1,363
       501  Texas Instruments, Inc.                  17,775
       117  Xilinx, Inc.                              4,466
                                               ------------
                                                    124,208
                                               ------------
            SOFTWARE -- 3.4%
       221  Adobe Systems, Inc. (a)                   9,616
       101  Autodesk, Inc. (a)                        4,165
        64  BMC Software, Inc. (a)                    2,965
       150  CA, Inc.                                  3,776
        84  Citrix Systems, Inc. (a)                  6,061
       137  Electronic Arts, Inc. (a)                 2,425
       125  Intuit, Inc.                              8,206
     3,389  Microsoft Corp.                          96,959



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

MARCH 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
     1,682  Oracle Corp.                       $     54,396
        86  Red Hat, Inc. (a)                         4,348
        58  Salesforce.com, Inc. (a)                 10,372
       310  Symantec Corp. (a)                        7,651
                                               ------------
                                                    210,940
                                               ------------
            SPECIALTY RETAIL -- 2.2%
        36  Abercrombie & Fitch Co., Class A          1,663
        17  AutoNation, Inc. (a)                        744
        17  AutoZone, Inc. (a)                        6,745
       103  Bed Bath & Beyond, Inc. (a)               6,635
       119  Best Buy Co., Inc.                        2,636
       102  CarMax, Inc. (a)                          4,253
        54  GameStop Corp., Class A                   1,510
       133  Gap (The), Inc.                           4,708
       669  Home Depot (The), Inc.                   46,683
       107  L Brands, Inc.                            4,779
       503  Lowe's Cos., Inc.                        19,074
        51  O'Reilly Automotive, Inc. (a)             5,230
        48  PetSmart, Inc.                            2,981
        99  Ross Stores, Inc.                         6,001
       301  Staples, Inc.                             4,042
        53  Tiffany & Co.                             3,686
       326  TJX (The) Cos., Inc.                     15,241
        49  Urban Outfitters, Inc. (a)                1,898
                                               ------------
                                                    138,509
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 0.7%
       127  Coach, Inc.                               6,349
        24  Fossil, Inc. (a)                          2,319
       327  NIKE, Inc., Class B                      19,296
        35  PVH Corp.                                 3,738
        27  Ralph Lauren Corp.                        4,571
        39  VF Corp.                                  6,542
                                               ------------
                                                     42,815
                                               ------------
            THRIFTS & MORTGAGE FINANCE --
               0.1%
       213  Hudson City Bancorp, Inc.                 1,840
       156  People's United Financial, Inc.           2,097
                                               ------------
                                                      3,937
                                               ------------
            TOBACCO -- 1.8%
       906  Altria Group, Inc.                       31,157
       174  Lorillard, Inc.                           7,021
       747  Philip Morris International, Inc.        69,255
       145  Reynolds American, Inc.                   6,451
                                               ------------
                                                    113,884
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.2%
       121  Fastenal Co.                              6,213


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
        27  W.W. Grainger, Inc.                $      6,075
                                               ------------
                                                     12,288
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.3%
       131  Crown Castle International
               Corp. (a)                              9,123
       142  MetroPCS Communications, Inc. (a)         1,548
     1,344  Sprint Nextel Corp. (a)                   8,346
                                               ------------
                                                     19,017
                                               ------------
            TOTAL INVESTMENTS -- 100.0%           6,275,063
            (Cost $5,746,166) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      1,435
                                               ------------
            NET ASSETS -- 100.0%               $  6,276,498
                                               ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $604,221 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $75,324.

------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note

2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 6,275,063      $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

      First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (The NASDAQ(R)
         Stock Market, LLC ("NASDAQ") ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker
         "QTEC")
      First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund - (NASDAQ
         ticker "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ
         ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
         "FRI")
      First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
      First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG") First Trust ISE Chindia Index Fund - (NYSE Arca ticker "FNI")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker
         "QABA")
      First Trust CBOE S&P 500 VIX Tail Hedge Fund - (NYSE Arca ticker "VIXH")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the closing bid prices.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2013 (UNAUDITED)

formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2013, is included with each Fund's Portfolio of Investments.

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2013 (UNAUDITED)

B. CALL OPTIONS

The First Trust CBOE S&P 500 VIX Tail Hedge Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index") to hedge against changes in the value of equities. Also, the Fund may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When the Fund purchases a call option, the premium paid represents the cost of the call option. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If the Fund elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. The Fund, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2013, QQEW, QQXT, QCLN, FCG and FNI have securities in the securities lending program.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2013 (UNAUDITED)

                             LICENSING INFORMATION

NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund and the First Trust NASDAQ-100-Technology Sector Index(SM) Fund have not been passed on by the Corporations as to their legality or suitability. These Funds are not issued, endorsed, sold, or promoted by the Corporations and should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge(R) or their affiliates (NASDAQ OMX and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund is not issued, endorsed, sold, or promoted by the Corporations and should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The First Trust NASDAQ(R) ABA Community Bank Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

"International Securities Exchange(R)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the "ISE-REVERE Natural Gas Index(TM)" are trademarks of International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. Each of the First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund and First Trust ISE Water Index Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such Funds.

The S&P REIT Index is a product of S&P Dow Jones Indices LLC ("SPDJI"), and has been licensed for use. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Advisors L.P. The First Trust S&P REIT Index Fund, based on S&P REIT Index, is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such Fund.

"S&P(R)" is a registered trademark of Standard and Poor's Financial Services LLC ("SPFS"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC. "S&P 500(R)" is a registered trademark of SPFS; "CBOE(R)", "Chicago Board Options Exchange(R)", "CBOE Volatility Index(R)" and "VIX(R)" are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust. The fund is not sponsored, endorsed, sold or promoted, by S&P Dow Jones Indices LLC, Dow Jones, SPFS, CBOE or their respective affiliates or CBOE.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Trust Exchange-Traded Fund
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     ------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  May 21, 2013
     ------------------------

* Print the name and title of each signing officer under his or her signature.